AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 14, 1997.

                                              1933 ACT REGISTRATION NO. 2-51992
                                              1940 ACT REGISTRATION NO. 811-2527
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933           [_]
      Pre-Effective Amendment No.        [_]
      Post-Effective Amendment No. 43    [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Amendment No. 43                   [X]

                        (Check appropriate box or boxes)

                               ----------------

                            ZURICH MONEY FUNDS

                    (formerly named Kemper Money Funds)
               (Exact name of Registrant as Specified in Charter)

  222 South Riverside Plaza, Chicago,                    60606
                Illinois
(Address of Principal Executive Office)                (Zip Code)

    Registrant's Telephone Number, including Area Code: (312) 537-7000

  Philip J. Collora, Vice President and             With a copy to:
                Secretary                           Cathy G. O'Kelly
                                                    David A. Sturms
         Zurich Money Funds
        222 South Riverside Plaza          Vedder, Price, Kaufman & Kammholz
      Chicago, Illinois 60606-5808              222 North LaSalle Street
 (Name and Address of Agent for Service)        Chicago, Illinois 60601


  It is proposed that this filing will become effective (check appropriate box)
    [_] immediately upon filing pursuant to paragraph (b)

    [X] on November 15, 1997 pursuant to paragraph (b)
    [_] 60 days after filing pursuant to paragraph (a)(1)
    [_] on (date) pursuant to paragraph (a)(1)
    [_] 75 days after filing pursuant to paragraph (a)(2)
    [_] on (date) pursuant to paragraph (a)(2) of Rule 485.

  If appropriate, check the following box:
    [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            ZURICH MONEY FUNDS

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS

ITEM NUMBER OF FORM N-1A                       LOCATION IN PROSPECTUS
------------------------                       ----------------------
1.Cover Page.................................  Cover Page
2.Synopsis...................................  Summary; Summary of Expenses
3.Condensed Financial Information............  Financial Highlights; Performance
4.General Description of Registrant..........  Summary; Capital Structure; How the Funds
                                               Work; Investment Objectives, Policies and
                                               Risk Factors
5.Management of the Fund.....................  Summary; Investment Manager; How to Make a
                                               Purchase
5A.Management's Discussion of Fund Perfor-
 mance.......................................  Inapplicable
6.Capital Stock and Other Securities.........  Summary; Capital Structure; Dividends and
                                               Taxes;
                                               How to Make a Purchase; Investment
                                               Objectives, Policies and Risk Factors
7.Purchase of Securities Being Offered.......  Summary; How to Make a Purchase; Net Asset
                                               Value;
                                               Investment Manager; Special Features;
                                               Account
                                               Services Directory
8.Redemption or Repurchase...................  Summary; How to Make a Redemption; Special
                                               Features;
                                               Account Services Directory
9.Pending Legal Proceedings..................  Inapplicable

                            Zurich Money Funds

                                PROSPECTUS

                             November 15, 1997

ZURICH MONEY FUNDS
222 SOUTH RIVERSIDE PLAZA,
CHICAGO, ILLINOIS 60606-5808
1-800-537-6001.

The Funds are designed for investors who seek maximum current income to the ex-tent consistent with stability of principal. Each Fund invests exclusively in high quality money market instruments.

 . ZURICH MONEY MARKET FUND

 . ZURICH GOVERNMENT MONEY FUND

 . ZURICH TAX-FREE MONEY FUND

This prospectus contains information about each Fund that a prospective in-vestor should know before investing and should be retained for future refer-ence. A Statement of Additional Information dated November 15, 1997 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request without charge from the Funds at the address above or by calling 1-800-537-6001.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERN-MENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR EN-DORSED BY, ANY BANK. THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             TABLE OF CONTENTS

Summary.....................................................................   1
Summary of Fund Expenses....................................................   3
Financial Highlights........................................................   4
How the Funds Work..........................................................   6
Investment Objectives, Policies and Risk Factors............................   6
Net Asset Value--Determining Share Price....................................  13
How To Make a Purchase .....................................................  14
How To Make a Redemption ...................................................  16
Exchanging Shares...........................................................  20
Special Features............................................................  22
Dividends and Taxes.........................................................  24
Investment Manager..........................................................  27
Performance.................................................................  28
Capital Structure...........................................................  30
Account Services Directory..................................................  31

SUMMARY

INVESTMENT OBJECTIVES

  Zurich Money Funds (the "Trust") is an open-end, diversified, management in-vestment company offering a choice of three investment funds ("Funds"). Each Fund is designed to provide you with professional management of your short-term investment dollars; the dollars that you want to be very liquid and accessible when special opportunities arise or that you want to know are in high quality investments.

  Each Fund invests in high quality short-term money market instruments consis-tent with its specific objective.

 . THE ZURICH MONEY MARKET FUND seeks maximum current income to the extent con-sistent with stability of principal from a portfolio primarily of commercial paper and bank obligations.

 . THE ZURICH GOVERNMENT MONEY FUND seeks maximum current income to the extent consistent with stability of principal from a portfolio of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

 . THE ZURICH TAX-FREE MONEY FUND seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of principal from a portfolio of municipal securities.

  Each Fund may use a variety of investment techniques in seeking its objective including the purchase of repurchase agreements and variable rate securities. Each Fund seeks to maintain a net asset value of $1.00 per share; however, there is no assurance that the objective of any Fund will be achieved or that any Fund will be able to maintain a net asset value of $1.00 per share. See "How the Funds Work" and "Investment Objectives, Policies and Risk Factors."

INVESTMENT MANAGER

  Zurich Kemper Investments, Inc. ("ZKI") is the investment manager for the Funds and provides the Funds with continuous professional investment supervi-sion. ZKI is paid an annual investment management fee, payable monthly, on a graduated basis ranging from .50% of the first $215 million of average daily net assets of the Trust to .25% of average daily net assets of the Trust over $800 million. See "Investment Manager."

BUYING AND SELLING SHARES

  You may buy and sell shares of each Fund at net asset value with no sales charge. The minimum initial investment is $1,000 and the minimum subsequent in-vestment is $100 ($50 under an automatic investment plan). Accounts may be opened using the account application available from the Funds. Shares may be purchased by mailing a check, by wire transfer or in person in downtown Chicago and Kansas City. Please see "How To Make a Purchase" for more information on how easy it is to invest. Shares may be sold or redeemed by written request or by using one of the Funds' expedited redemption procedures. See "How To Make a Redemption" for specific details.

DIVIDENDS

  Dividends are declared daily and paid monthly. Dividends are automatically reinvested in additional shares of the same Fund, unless you elect to be paid by check. See "Dividends and Taxes."

SPECIAL FEATURES

  A number of features are available to account holders, including: the Zurich Money-PLUS AccountSM, a cash management program offering a combination of fea-tures including a no minimum checking account and a VISA(R) check card and Electronic Funds Transfer Programs. See "Special Features" and "Account Serv-ices Directory" for a description of these and other features.

SUMMARY OF FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES*

Sales Load on Purchases.................................................... None
Sales Load on Reinvested Dividends......................................... None
Deferred Sales Load........................................................ None
Redemption Fees............................................................ None
Exchange Fee............................................................... None

-----------

*Table does not include $3.00 monthly small account fee. See "How to Make a Redemption."

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

                                                      ZURICH             ZURICH
                                                      MONEY    ZURICH   TAX-FREE
                                                      MARKET GOVERNMENT  MONEY
                                                       FUND  MONEY FUND   FUND
                                                      ------ ---------- --------
Management Fees......................................  .27%     .27%      .27%
12b-1 Fees...........................................  None     None      None
Other Expenses.......................................  .18%     .17%      .10%
                                                       ----     ----      ----
Total Operating Expenses.............................  .45%     .44%      .37%

EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming a 5% an-nual return and redemption at the end of each time period:

     FUND                                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
     ----                                        ------ ------- ------- --------
     Money Market..............................   $ 5     $14     $25     $57
     Government................................   $ 5     $14     $25     $55
     Tax-Free..................................   $ 4     $12     $21     $47

  The purpose of the table above is to assist you in understanding the various costs and expenses that an investor in a Fund will bear directly or indirect-ly. Investment dealers and other firms may independently charge shareholders additional fees. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Fund. The Example should not be considered to be a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                           FINANCIAL HIGHLIGHTS

  The tables below show financial information for each Fund, expressed in terms of one share outstanding throughout the period. The information in the tables is covered by the report of the Funds' independent auditors. The report is con-tained in the Funds' Registration Statement and is available from the Funds. The financial statements contained in the Funds' 1997 Annual Report to Share-holders are incorporated herein by reference and may be obtained by writing or calling the Funds.

ZURICH MONEY MARKET FUND

                                                   YEAR ENDED JULY 31,
                                                 1997       1996      1995
-----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                 $1.00       1.00      1.00
-----------------------------------------------------------------------------
Net investment income and dividends declared         .05        .05       .05
-----------------------------------------------------------------------------
Net asset value, end of year                       $1.00       1.00      1.00
-----------------------------------------------------------------------------
TOTAL RETURN:                                       5.27%      5.34      5.34
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                             .45%       .50       .52
-----------------------------------------------------------------------------
Net investment income                               5.14%      5.20      5.19
-----------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year
(in thousands)                                $4,361,935  4,225,775 4,025,098
-----------------------------------------------------------------------------

ZURICH GOVERNMENT MONEY FUND
                                                   YEAR ENDED JULY 31,
                                                 1997       1996      1995
-----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                 $1.00       1.00      1.00
-----------------------------------------------------------------------------
Net investment income and dividends declared         .05        .05       .05
-----------------------------------------------------------------------------
Net asset value, end of year                       $1.00       1.00      1.00
-----------------------------------------------------------------------------
TOTAL RETURN:                                       5.26%      5.34      5.36
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                             .44%       .46       .46
-----------------------------------------------------------------------------
Net investment income                               5.13%      5.20      5.21
-----------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year
(in thousands)                                  $671,139    672,041   603,601
-----------------------------------------------------------------------------

ZURICH TAX-FREE MONEY FUND

                                                   YEAR ENDED JULY 31,
                                                 1997       1996      1995
-----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period               $1.00       1.00      1.00
-----------------------------------------------------------------------------
Net investment income and dividends declared         .03        .03       .03
-----------------------------------------------------------------------------
Net asset value, end of period                     $1.00       1.00      1.00
-----------------------------------------------------------------------------
TOTAL RETURN:                                       3.39%      3.44      3.53
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                             .37%       .39       .40
-----------------------------------------------------------------------------
Net investment income                               3.33%      3.38      3.46
-----------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)      $771,315    729,018   760,143
-----------------------------------------------------------------------------

NOTE: Ratios have been determined on an annualized basis. Total return is not annualized. The Zurich Money Market Fund's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment man-ager. Without the capital contribution, the total return would have been 4.62%.

                            YEAR ENDED JULY 31,
   1994          1993     1992        1991        1990        1989        1988
---------------------------------------------------------------------------------
     1.00        1.00        1.00        1.00        1.00        1.00        1.00
---------------------------------------------------------------------------------
      .03         .03         .04         .07         .08         .09         .07
---------------------------------------------------------------------------------
     1.00        1.00        1.00        1.00        1.00        1.00        1.00
---------------------------------------------------------------------------------
     3.20        2.96        4.45        7.19        8.50        9.03        7.03
---------------------------------------------------------------------------------
      .52         .52         .49         .46         .45         .49         .50
---------------------------------------------------------------------------------
     3.14        2.92        4.42        6.94        8.16        8.71        6.79
---------------------------------------------------------------------------------
4,148,789   4,499,930   5,664,194   7,553,950   7,603,418   6,638,489   4,893,284
---------------------------------------------------------------------------------

                            YEAR ENDED JULY 31,
  1994           1993     1992        1991        1990        1989        1988
---------------------------------------------------------------------------------
     1.00        1.00        1.00        1.00        1.00        1.00        1.00
---------------------------------------------------------------------------------
      .03         .03         .04         .07         .08         .09         .07
---------------------------------------------------------------------------------
     1.00        1.00        1.00        1.00        1.00        1.00        1.00
---------------------------------------------------------------------------------
     3.20        2.97        4.50        6.95        8.45        8.96        6.88
---------------------------------------------------------------------------------
      .47         .45         .43         .43         .43         .49         .51
---------------------------------------------------------------------------------
     3.15        2.94        4.44        6.65        8.08        8.79        6.66
---------------------------------------------------------------------------------
  707,368     694,303     926,328   1,126,417     845,347     514,303     177,812
---------------------------------------------------------------------------------

                                                            SEPTEMBER 10, 1987
                YEAR ENDED JULY 31,                            TO JULY 31,
 1994      1993      1992      1991      1990      1989            1988
------------------------------------------------------------------------------
   1.00      1.00      1.00      1.00      1.00      1.00           1.00
------------------------------------------------------------------------------
    .02       .02       .04       .05       .06       .06            .04
------------------------------------------------------------------------------
   1.00      1.00      1.00      1.00      1.00      1.00           1.00
------------------------------------------------------------------------------
   2.33      2.39      3.57      5.07      5.81      6.21           4.33
------------------------------------------------------------------------------
    .41       .39       .39       .38       .40       .39            .45
------------------------------------------------------------------------------
   2.30      2.36      3.49      4.92      5.64      6.12           4.68
------------------------------------------------------------------------------
792,131   758,630   796,272   788,253   693,307   529,670        190,933
------------------------------------------------------------------------------

HOW THE FUNDS WORK

  Zurich Money Funds are designed to provide you with professional management of short-term investment dollars. They are designed for investors who seek maximum current income consistent with stability of principal plus liquidity. To help meet these objectives, you are provided with a choice of separate in-vestment funds ("Funds"): the Zurich Money Market Fund (the "Money Market Fund"), the Zurich Government Money Fund (the "Government Money Fund") and the Zurich Tax-Free Money Fund (the "Tax-Free Money Fund"). Because each Fund com-bines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. Each Fund is managed by investment professionals who analyze market trends to take advantage of chang-ing conditions and who seek to minimize risk by diversifying each Fund's in-vestments.

  Each Fund seeks to maintain a net asset value of $1.00 per share. Thus, the Funds are designed for investors who want to avoid the fluctuations of princi-pal commonly associated with equity and long-term bond investments. The fluc-tuations of these other types of investments are often represented by the movement of various unmanaged market indexes, such as the Dow Jones Industrial Average. In addition, although there can be no guarantee that a Fund will achieve its objective or that it will maintain a net asset value of $1.00 per share, each Fund has maintained a $1.00 net asset value since its inception.

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

MONEY MARKET FUND
  THE MONEY MARKET FUND SEEKS MAXIMUM CURRENT INCOME TO THE EXTENT CONSISTENT WITH STABILITY OF PRINCIPAL. The Fund pursues its objective by investing ex-clusively in the following types of U.S. Dollar denominated money market in-struments that mature in 12 months or less:

 .Obligations of, or guaranteed by, the U.S. Government, its agencies or in-strumentalities.

 .Bank certificates of deposit (including time deposits) or bankers' accept-ances limited to domestic banks (including their foreign branches) and Cana-dian chartered banks having total assets in excess of $1 billion.

 .Commercial paper obligations rated A-1 or A-2 by Standard & Poor's Corpora-tion ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or issued by companies with an unsecured debt issue outstanding currently rated Aa by Moody's or AA by S&P or higher and investments in other corporate obligations such as publicly traded bonds, debentures and notes rated Aa by Moody's or AA by S&P or higher. For a description of these rat-ings, see "Appendix--Ratings of Investments" in the Statement of Additional Information.

 .Repurchase agreements of obligations that are suitable for investment under the categories set forth above. Repurchase agreements are discussed below.

  To the extent the Money Market Fund purchases Eurodollar certificates of de-posit issued by London branches of U.S. banks, or commercial paper issued by foreign entities, consideration will be given to their marketability, to pos-sible restrictions on international currency transactions and to regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit are not subject to the same regulatory requirements as certificates issued by U.S. banks and associated income may be subject to the imposition of foreign taxes.

  The Money Market Fund may invest in commercial paper which is issued by ma-jor corporations without registration under the Securities Act of 1933 in re-liance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is con-ducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very lim-ited.

  The Fund may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and gener-ally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distri-bution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Fund's invest-ment manager considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Trust, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities discussed under "The Funds" below. The Fund's investment manager monitors the liquidity of its investments in Section 4(2) paper on a continuous basis.

  The Money Market Fund may concentrate more than 25% of its assets in bank certificates of deposit or banker's acceptances of United States banks in ac-cordance with its investment objective and policies. Accordingly, the Fund may be more adversely affected by changes in market or economic conditions and other circumstances affecting the banking industry than it would be if the Fund's assets were not so concentrated.

GOVERNMENT MONEY FUND
  THE GOVERNMENT MONEY FUND SEEKS MAXIMUM CURRENT INCOME TO THE EXTENT CONSIS-TENT WITH STABILITY OF PRINCIPAL. The Fund pursues its objective by investing exclusively in the following securities that mature within 12 months or less.

 .U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

 .Repurchase agreements of the obligations described above.

  Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and others have an additional line of credit with the U.S. Treasury, such as those issued by the Federal National Mortgage Association, Farm Credit System and Student Loan Marketing Associa-tion. Short-term U.S. Government obligations generally are considered to be the safest short-term investment. The U.S. Government guarantee of the securities owned by the Fund, however, does not guarantee the net asset value of its shares, which the Fund seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumen-tality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or in-strumentalities and such securities may involve risk of loss of principal and interest.

TAX-FREE MONEY FUND
  THE TAX-FREE MONEY FUND SEEKS MAXIMUM CURRENT INCOME THAT IS EXEMPT FROM FED-ERAL INCOME TAXES TO THE EXTENT CONSISTENT WITH STABILITY OF PRINCIPAL. The Fund pursues its objective primarily through a professionally managed, diversi-fied portfolio of short-term high quality tax-exempt municipal obligations.

  Under normal market conditions at least 80% of the Fund's total assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income tax ("Municipal Securities"). In compliance with the position of the staff of the Securities and Exchange Commission, the Fund does not consider "private activity" bonds as described in "Dividends and Taxes--Tax-Free Money Fund" as Municipal Securities for purposes of the 80% limitation. This is a fundamental policy so long as the staff main-tains its position, after which it would become non-fundamental.

  Dividends representing net interest income received by the Tax-Free Money Fund on Municipal Securities will be exempt from federal income tax when dis-tributed to the Fund's shareholders. Such dividend income may be subject to state and local taxes. See "Dividends and Taxes--Tax-Free Money Fund." The Fund's assets will consist of Municipal Securities, temporary investments as described below and cash. The Fund considers short-term Municipal Securities to be those that mature in one year or less.

  The Tax-Free Money Fund will invest only in Municipal Securities which at the time of purchase:

 . are rated within the two highest ratings for Municipal Securities (Aaa or Aa) assigned by Moody's or (AAA or AA) assigned by S&P;

 . are guaranteed or insured by the U.S. Government as to the payment of princi-pal and interest;

 . are fully collateralized by an escrow of U.S. Government securities acceptable to the Fund's investment manager;

 . have at the time of purchase a Moody's short-term municipal securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher;

 . are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or

 . are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Fund's investment manager.

  Municipal Securities generally are classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular fa-cility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by the Fund are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. Among other types of instruments, the Fund may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. A more detailed discussion of Municipal Securi-ties and the Moody's and S&P ratings outlined above is contained in the State-ment of Additional Information. As indicated above and under "Dividends and Taxes--Tax-Free Money Fund," the Fund may invest in "private activity" bonds.

  The Tax-Free Money Fund may purchase securities which provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Fund's investment manager revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Fund's policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Fund's investment manager to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying se-curity, the Fund might be unable to recover all or a portion of any loss sus-tained from having to sell the security elsewhere. For purposes of valuing the Fund's securities at amortized cost, the stated maturity of Municipal Securi-ties subject to Standby Commitments is not changed.

  The Tax-Free Money Fund may purchase high quality Certificates of Participa-tion in trusts that hold Municipal Securities. A Certificate of Participation gives the Fund an undivided interest in the Municipal Security in the propor-tion that the Fund's interest bears to the total principal amount of the Munic-ipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of one year or less. A Certificate of Par-ticipation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Fund's investment manager considers these factors as well as others, such as any quality ratings issued by the rating services iden-tified above, in reviewing the credit risk presented by a Certificate of Par-ticipation and in determining whether the Certificate of Participation is ap-propriate for investment by the Fund. It is anticipated by the Fund's invest-ment manager that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features en-abling the Fund to readily sell its Certificates of Participation prior to ma-turity to the issuer or a third party. As to those instruments with demand fea-tures, the Fund intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Se-curity, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

  The Tax-Free Money Fund may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Fund at the time it enters into the transaction. In determining the maturity of portfo-lio securities purchased on a when-issued or delayed delivery basis, the Fund will consider them to have been purchased on the date when it committed itself to the purchase.

  A security purchased on a when-issued basis, like all securities held by the Tax-Free Money Fund, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthi-ness of the issuer. Generally such securities will appreciate in value when in-terest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Fund remains substantially fully invested at the same time that it has purchased securities on a when-is-sued basis, there will be a greater possibility that the market value of the Fund's assets will vary from $1.00 per share, since the value of a when-issued security is subject to market fluctuation and no interest accrues to the pur-chaser prior to settlement of the transaction. See "Net Asset Value--Determin-ing Share Price."

  The Fund will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may re-sult in the realization of gains that are not exempt from federal income tax.

  In seeking to achieve its investment objective, the Tax-Free Money Fund may invest all or any part of its assets in Municipal Securities that are indus-trial development bonds. Moreover, although the Fund does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Mu-nicipal Securities that are repayable out of revenue streams generated from ec-onomically related projects or facilities, if such investment is deemed neces-sary or appropriate by the Fund's investment manager. To the extent that the Fund's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Fund will be subject to the risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

  From time to time, as a defensive measure or when acceptable short-term Mu-nicipal Securities are not available, the Tax-Free Money Fund may invest in taxable "temporary investments" which include:

 .obligations of the U.S. Government, its agencies or instrumentalities;

 .debt securities rated within the two highest grades by Moody's or S&P;

 .commercial paper rated in the two highest grades by either of such rating services;

 .certificates of deposit of domestic banks with assets of $1 billion or more;
and

 .any of the foregoing temporary investments subject to repurchase agreements (Repurchase agreements are discussed below).

  Interest income from temporary investments is taxable to shareholders as or-dinary income. Although the Fund is permitted to invest in taxable securities, it is the Fund's primary intention to generate income dividends that are not subject to federal income taxes. See "Dividends and Taxes." For a description of the ratings, see "Appendix--Ratings of Investments" in the Statement of Ad-ditional Information.

THE FUNDS
  In addition to the specific investment objective and policies listed above, each Fund limits its investments to securities that meet the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). See "Net Asset Value--Determining Share Price."

  Each Fund may invest in instruments that have interest rates that adjust pe-riodically or that "float" continuously according to formulae intended to min-imize fluctuation in values of the instruments ("Variable Rate Securities"). The interest rate on a Variable Rate Security is ordinarily determined by ref-erence to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the po-tential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some ob-jective standard intended to minimize fluctuation in the values of the instru-ments. Each Fund determines the maturity of Variable Rate Securities in accor-dance with Securities and Exchange Commission rules which allow the Fund to consider certain of such instruments as having maturities shorter than the ma-turity date on the face of the instrument.

  Each Fund may invest in repurchase agreements, which are instruments under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund might incur expenses in enforc-ing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. A Fund will not purchase il-liquid securities, including time deposits and repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of such Fund's net assets valued at the time of the transaction would be invested in such se-curities.

  A Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized. If for any reason the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebted-ness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary. No Fund will borrow for leverage purpos-es.

  Certain investment restrictions have been adopted for each Fund and are pre-sented in the Statement of Additional Information and together with the invest-ment objective and policies of such Fund, cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the 1940 Act, this means the lesser of the vote of (a) 67% of the shares of such Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.

NET ASSET VALUE--DETERMINING SHARE PRICE

  The price you pay when you buy shares in a Fund and the price you receive if you redeem is the net asset value computed after we receive your order to buy or redeem in proper form (as described under "How To Make a Purchase"). The net asset value per share of each Fund is calculated by dividing the total value of the assets of the Fund, minus its liabilities, by the total number of its shares outstanding.

  The net asset value per share of each Fund is determined on each day the New York Stock Exchange is open for trading, at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Central time for the Money Market and Government Money Funds and at 11:00 a.m. and 3:00 p.m. Central time for the Tax-Free Money Fund. Each Fund seeks to maintain a net asset value of $1.00 per share.

  Each Fund values its portfolio instruments at amortized cost in accordance with Rule 2a-7 under the 1940 Act, which means that they are valued at their acquisition cost (as adjusted for amortization of premium or discount) rather than at current market value. Calculations are made to compare the value of each Fund's investments valued at amortized cost with market-based value. Mar-ket-based valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between a Fund's net asset value per share cal-culated by reference to market-based values and a Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. In order to value its investments at amortized cost, the Funds purchase only securities with a maturity of one year or less and main-tain a dollar-weighted average portfolio maturity of 90 days or less. In addi-tion, the Funds limit their portfolio investments to securities that meet the quality and diversification requirements of Rule 2a-7.

HOW TO MAKE A PURCHASE

  Whether you're opening an account or adding to it, we hope that you'll find that we've made your shareholder transactions easy. Shares of each Fund are sold at their net asset value with no sales charge. To open an account you should use the account application available from the Funds and choose one of the methods outlined in the following table. Call 1-800-537-6001 if you have questions or need assistance.

Minimum Investment Amounts-- subject to change at any time in management's discretion

------------------------------------------
INITIAL INVESTMENT                  $1,000
 For Individual Retirement Accounts $  250
SUBSEQUENT PURCHASE                 $  100
 For Individual Retirement Accounts $   50
 Automatic Purchase Plan*           $   50

-----------

*See "Special Features" for more information regarding Automatic Purchase
    Plan.

                            HOW TO MAKE A PURCHASE

              INITIAL INVESTMENT               SUBSEQUENT INVESTMENT
               ($1,000 OR MORE)                    ($100 OR MORE)
--------------------------------------------------------------------------------
BY MAIL   . Complete the Account             . Make your check payable
            Application and mail it            to ZMF and mail it to:
            with your check (payable            Zurich Kemper Service Company
            to ZMF) to:                         Transfer Agency Division
             Zurich Kemper Service Company      P.O. Box 419154
             Transfer Agency Division           Kansas City, MO 64141-6154
             P.O. Box 419356
             Kansas City, MO 64141-6356      . To exchange by mail,
                                               send your request to:
                                                Zurich Money Funds
                                                P.O. Box 419557
                                                Attention: Exchange Dept.
                                                Kansas City, MO 64141-6557
--------------------------------------------------------------------------------
BY PHONE  . Call 1-888-ZURICH-1              . Call 1-888-ZURICH-1
            (987-4241) to exchange             (987-4241) to exchange
            from a Zurich YieldWise            from a Zurich YieldWise
            Money Fund or a Kemper             Money Fund or a Kemper
            Funds account.                     Funds account.

-------------------------------------------------------------------------------
                                                                table continued
14

                INITIAL INVESTMENT ($1,000 OR   SUBSEQUENT INVESTMENT ($100 OR
                            MORE)                            MORE)
--------------------------------------------------------------------------------
IN PERSON      . In downtown Chicago, you can   . In downtown Chicago, you can
                 make a direct investment at      make a direct investment at
                 our Service Center at 222        our Service Center at 222
                 South Riverside Plaza. In        South Riverside Plaza. In
                 Kansas City, you can make a      Kansas City, you can make a
                 direct investment at 811         direct investment at 811
                 Main Street, 7th Floor.          Main Street, 7th Floor.
--------------------------------------------------------------------------------
BY WIRE        . To open an account through
TRANSFER         wire transfer of Federal       . Instruct your bank to wire
(Federal         Funds, call 1-800-537-6001.      your investment, together
Funds)         . Provide your account             with your name and account
                 registration instruction to      number, the name of the Fund
                 the service representative.      with the appropriate Fund
                 You will be provided with        bank account number, and the
                 your new account number over     name in which your account
                 the phone.                       is registered, to:

               . The Fund accepts wires at no       Zurich Money Funds, United
                 charge, although your bank         Missouri Bank of Kansas
                 may charge you for this            City, N.A. ABA #1010-0069-
                 service.                           5 Zurich Money Market
               . Instruct your bank to wire         Fund: 98-0103-346-8, or
                 your investment, together          Zurich Government Money
                 with your name and new             Fund: 98-0116-259-4, or
                 account number, to:                Zurich Tax-Free Money
                                                    Fund: 98-0001-577-6
                   Zurich Money Funds: United   . The Fund accepts wires at no
                   Missouri Bank of Kansas        charge, although your bank
                   City, N.A. ABA # 1010-         may charge you for this
                   0069-5 Zurich Money Market     service.
                   Fund: 98-0103-346-8, or
                   Zurich Government Money
                   Fund: 98-0116-259-4, or
                   Zurich Tax-Free Money
                   Fund: 98-0001-577-6
--------------------------------------------------------------------------------

BY ELECTRONIC  . Unavailable for opening an     Please see "Special Features"
FUNDS            account.                         for more information on
TRANSFER                                          these services.
(Automated Clearing House funds)                . EZ-Transfer
                                                . Automatic Purchase Plan ($50
                                                  minimum)
                                                . Payroll Direct Deposit
                                                . Government Direct Deposit

                                                All transactions are via the
                                                  Automated Clearing House
                                                  ("ACH") System.

OTHER INFORMATION

  Purchases by check or other negotiable bank draft will be invested as of 3:00 p.m. Central time on the next business day after receipt and will begin earning dividends the following calendar day. Purchases by check drawn on a foreign bank will normally be effective after the check clears. See "Purchase and Redemption of Shares" in the Statement of Additional Information.

  Purchase by wire of Federal Funds (i.e., monies credited to a bank's account with its regional Federal Reserve Bank) will be effected at the next deter-mined net asset value. Purchases will receive that day's dividend if effected at or prior to 1:00 p.m. Central time for the Money Market and the Government Money Funds, and by 11:00 a.m. Central time for the Tax-Free Money Fund, oth-erwise such shares will receive the dividend for the next calendar day if ef-fected at 3:00 p.m. Central time.

  The Funds reserve the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders. The Funds also reserve the right at any time to waive or increase the minimum investment requirements. All orders to purchase shares are subject to acceptance by the Funds and are not binding until confirmed or accepted in writing. Any purchase that would result in total account balances for a single shareholder in excess of $3 mil-lion is subject to prior approval by the Funds. Share certificates are issued only on request to the Funds and may not be available for certain types of ac-count registrations. Investments may also be made in the Funds through broker-dealers and others, who may charge a commission or other fee for their servic-es. A $10 service fee will be charged when a check for the purchase of shares is returned because of insufficient or uncollected funds or a stop payment or-der.

  If you elect to redeem shares of a Fund purchased by check or through EZ-Transfer or Automatic Purchase Plan the Fund may delay transmittal of redemp-tion proceeds until it has determined that collected funds have been received for the purchase of such shares, which may be up to 10 calendar days from re-ceipt by the Fund of the purchase amount. See "How to Make a Redemption."

HOW TO MAKE A REDEMPTION

  You can access all or part of your account by redeeming your shares. Your shares will be redeemed at the next determined net asset value after your re-quest has been received in proper form. If processed at 3:00 p.m. Central time, you will receive that day's dividend on the shares you sold. If you re-deem all your shares of a Fund, you will receive the net asset value of such shares and all declared but unpaid dividends on such shares. You may use any of the methods outlined in the following table to sell your shares.

                            HOW TO MAKE A REDEMPTION

 BY REDEMPTION CHECK . All Redemption Checks should be for a minimum of $500.
                       Redemption Checks written in an amount less than $500 will be charged a $10 service fee.
                     . Redemption Checks should not be used to close your
                       account since the account normally includes accrued but unpaid dividends.
                     . You may not use this privilege to redeem shares held in
                       certificated form.

-------------------------------------------------------------------------------

 BY PHONE            . Telephone requests may be made by calling 1-888-ZURICH-1
                       (987-4241) Monday-Friday, 7 a.m. to 6 p.m. CST and
                       Saturday, 8 a.m. to 3 p.m. CST or use 24-hour Zurich
                       InfoLine (888) 987-8678. You may receive the proceeds
                       via:
                       .  check by mail to the address to which your account is
                          registered, or
                       .  electronic funds transfer (minimum $1,000 and maximum
                          $50,000) to a pre-authorized bank account.
                     See "Special Features--EZ-Transfer."
                     . You may exchange to Zurich YieldWise Money Fund or
                       Kemper Funds. See "Exchanging Shares."

-------------------------------------------------------------------------------

 BY WIRE             . You need to have signed up for the wire transfer
                       privilege and have the forms on file with the
                       Shareholder Service Agent before using it. Minimum wire:
                       $1,000
                     . Telephone requests may be made by calling 1-888-ZURICH-1
                       (987-4241) or in writing, subject to the limitations on
                       liability described under "General" below.
                     . Proceeds will be sent only to the bank or trust company
                       you have designated on the account application.
                     . You may not use this privilege to redeem shares held in
                       certificated form.

-------------------------------------------------------------------------------

 BY MAIL             . Complete a written request that includes the following
                       information: each account owner's name, your account
                       number, the amount to be redeemed, and the signature of
                       each owner exactly as it appears on the account,
                       including any special capacity of the registered owner.
                       See "Signature Guarantee Requirements" below.
                     . Mail the written request to Zurich Kemper Service
                       Company, Transfer Agency Division, P.O. Box 419557,
                       Kansas City, Missouri 64141-6557.

SIGNATURE GUARANTEE REQUIREMENTS

  If the proceeds of a redemption are $50,000 or less and the proceeds are pay-able to the shareholder of record at the address of record, normally a tele-phone request or a written request by any one account holder without a signa-ture guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to mi-

nors), provided the trustee, executor or guardian is named in the account reg-istration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise the special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account hold-ers and subject to the limitations on liability described under "General" be-low, provided that the privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to Zurich Kemper Service Company (the "Shareholder Service Agent") with signatures guar-anteed. All other redemption requests must include a signature guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible finan-cial institution. If any share certificates were issued, they must also be signed with signature(s) guaranteed. Additional documentation may be request-ed, and a signature guarantee is normally required, from institutional and fi-duciary account holders such as corporations, custodians (e.g., under the Uni-form Transfers to Minors Act), executors, administrators, trustees or guardi-ans. The privilege of redeeming shares by telephone request or by written re-quest without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request.

ADDITIONAL INFORMATION

 . REDEMPTION BY WIRE. Requests for wire transfer redemptions received by the Shareholder Service Agent prior to 11:00 a.m. Central time will result in shares being redeemed that day and normally a wire transfer will be sent to the designated account that day. Dividends for that day will not be earned. The Funds are not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. You are responsible for any charges your firm or bank makes for sending or receiving wire transfers. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above. This privilege will be terminated if the Shareholder Service Agent receives written notice from any account holder of revocation of this authority.

 . REDEMPTION BY REDEMPTION CHECK. If you select the checkwriting method of re-demption on your account application, you will normally receive drafts ("Re-demption Checks") within 2 weeks of opening your account which you may use to draw on your Fund account, but not to close it. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in your account will be redeemed at the next determined net asset value to cover the amount of the Redemption Check. This will enable you to continue earning daily dividends until the Fund receives the Redemption Check.

  You may write Redemption Checks payable to the order of any person in any amount not more than $5 million. Unless one signer is authorized on the ac-count application, Redemption Checks must be signed by all account holders. If the Shareholder Service Agent receives written notice by any owner revoking the authorization to sign individually, all account owners will be required to sign. Redemption Checks must be signed exactly as the account is registered. The Funds may refuse to honor Redemption Checks whenever the right of redemp-tion has been suspended or postponed, or whenever the account is otherwise im-paired. A $10 service fee will be charged when a Redemption Check is presented to redeem Fund shares in excess of the value of your Fund account or in an amount less than $500; when a Redemption Check is presented that would require redemption within 10 days of shares that were purchased by check or through EZ-Transfer or Automatic Purchase Plan; or when you request "stop payment" of a Redemption Check by telephone or in writing. A "stop payment" request may be made by calling 1-888 ZURICH-1 (987-4241).

GENERAL
  If shares of a Fund to be redeemed were purchased by check or through EZ-Transfer or Automatic Purchase Plan (see "Special Features--Electronic Funds Transfer Programs") the Fund may delay transmittal of redemption proceeds un-til it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. Shareholders may not use wire transfer or Redemption Check features until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certifi-cated form. There is no such delay when the shares being redeemed were origi-nally purchased by wiring Federal Funds.

  If shares being redeemed were acquired from an exchange of shares of a mu-tual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by a Fund may be subject to a contingent deferred sales charge as explained in such prospectus.

  Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individ-ual and institutional accounts and pre-authorized telephone redemption trans-actions for certain institutional accounts. Shareholders may choose these privileges on the Account Application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account appli-cation. The Trust or its agents may be liable for losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Trust or its agent reasonably believe, based upon rea-sonable verification procedures, that the telephonic instructions are genuine. The SHAREHOLDER WILL BEAR THE RISK OF LOSS, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, re-quiring certain identifying information before acting upon instructions and sending written confirmations.

  During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege or the wire redemption privilege, although you can still redeem by mail. The Funds reserve the right to terminate or modify the redemption by check, phone or wire privileges at any time.

  Because of the high cost of maintaining small accounts, THE FUNDS MAY ASSESS A MONTHLY FEE OF $3 ON ANY ACCOUNT WITH A BALANCE BELOW $1,000 FOR 30 CONSECU-TIVE DAYS. The fee will not apply to accounts enrolled in an automatic invest-ment program or to IRAs. See "How To Make a Purchase".

EXCHANGING SHARES

  Diversification is at the heart of most effective investment planning. That's why we make it easy for you to exchange your shares of Zurich Money Funds for shares of Zurich YieldWise Money Fund or shares of Kemper Funds. Please remember that money market shares you acquire by dividend reinvestment may be exchanged into a Kemper Mutual Fund with no sales charge; though money fund shares you purchase are subject to the applicable sales charge when ex-changed.

  The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Ex-changes are made based on relative dollar values of the shares involved in the exchange. We don't charge you a service fee for an exchange; however, dealers or other firms may charge for their services. To exchange shares, call us or contact your financial adviser to obtain prospectuses of Zurich YieldWise Money Fund or the Kemper Funds in which you are interested. You may make an exchange by mail or by telephone:

BY TELEPHONE

  Once you've completed the authorization section on the account application and we have it on file, exchange requests may be made by calling 1-888-ZURICH-1 (987-4241), subject to the limitations on liability described under "How To Make a Redemption--General." During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege.

BY MAIL
  Send your request to:
  Zurich Money Funds
  P.O. Box 419557
  Attention: Exchange Department
  Kansas City, Missouri 64141-6557

  Exchanges will be effected by redemption of shares of the fund held and pur-chase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depend-ing upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Any certificates for shares must be de-posited prior to any exchange of such shares. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as oth-erwise permitted by applicable regulation, 60 days prior written notice of any termination or material change will be provided.

AUTOMATIC EXCHANGE PLAN

  With an account balance of $1,000 or more, shareholders may authorize the au-tomatic exchange of a specified amount ($100 minimum) of such shares for shares of a Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the Fund. Exchanges are subject to the terms and conditions described above under "Exchanging Shares," except that there is no minimum investment requirement for the Kemper Fund acquired on exchange. This privilege may not be used for the exchange of shares held in certificated form.

  Subject to the limitations described in this section, Class A shares (or the equivalent) of the following Kemper Mutual Funds may be exchanged for each other at their relative net asset values: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kem-per Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Series, Kemper U.S. Government Secu-rities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value Plus Growth Fund, Kemper Value Fund, Inc., Kemper Horizon Fund, Kemper Quantitative Equity Fund, Kemper Europe Fund, Kemper Asian Growth Fund and Kemper Aggressive Growth Fund ("Kemper Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and In-vestors Cash Trust). In addition, shares of Zurich Money Funds may be exchanged for shares of Zurich YieldWise Money Fund. Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange with Kemper Funds. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be exchanged until they have been owned for at least 15 days. In addition, shares of Kemper Funds, other than a Money Market Fund and Kemper Cash Reserves Fund, acquired by exchange from another fund may not be exchanged thereafter until they have been owned for 15 days. Series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with Zurich Kemper Distributors, Inc. with respect to such funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Mar-ket Fund is available for sale only in California and the portfolios of In-vestors Municipal Cash Fund are available for sale only in certain states.

SPECIAL RETIREMENT PLANS
  Shareholders of the Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of ZKI and its affiliates may exchange their shares for Class I shares of any "Kemper Mutual Fund" listed above to the extent that they are available through their plan. Conversely, shareholders of Class I shares may exchange their shares for shares of the Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of ZKI and its affiliates. Exchanges will be made at the shares' relative net asset values through their plan. Exchanges are subject to the limitations set forth above.

SPECIAL FEATURES

ZURICH MONEY-PLUS ACCOUNTSM
  The Zurich Money-PLUS AccountSM is a cash management program offering a com-bination of features and benefits. The program includes checkwriting (no mini-mum dollar amount) and a VISA(R) Gold Check Card (a debit card). The INVESTORS MONEYCARDSM VISA(R) is issued by Investors Fiduciary Trust Company ("IFTC"). Currently, the fee for this service is $65 a year with charges for additional checks. There is a fee of $1.00 per transaction for use of Automated Teller Machines. The minimum initial account balance required to be eligible for this privilege is $5,000. You may use only the checks provided through the Zurich Money-PLUS AccountSM. Any check for an amount in excess of the funds available for redemption from the shareholder's account will be returned and will sub-ject the account to additional service fees. If you have the INVESTORS MONEYCARDSM VISA(R) and request an expedited wire transfer redemption, the wire will be sent on the next business day following the request. Fees and features of the Zurich Money-PLUS AccountSM are subject to modification. This program is available only to those who are residents of the United States. Shareholders should contact the Shareholder Service Agent at 1-800-537-6001 for more information.

ELECTRONIC FUNDS TRANSFER PROGRAMS
  For your convenience, the Funds have established several investment and re-demption programs using electronic funds transfer which are described below. There is currently no charge by the Funds for these programs. Shareholders should contact the Shareholder Service Agent at 1-888-ZURICH-1 (987-4241) for more information.

 .EZ-TRANSFER With just one easy phone call, EZ-Transfer quickly and conve-niently transfers money (minimum $100 and maximum $50,000) from your bank, sav-ings and loan or credit union account to purchase shares in a Fund. You can also redeem shares (minimum $100 and maximum $50,000) from your Fund account and transfer the proceeds to your bank, savings and loan or credit union check-ing account. When you choose to participate in the EZ-Transfer program, you designate the bank, savings and loan or credit union account which will be deb-ited or credited under the program. After you have received a notice confirming that this service has been added to your Fund account, please allow a minimum of 20 days for bank notification and processing. By choosing to participate in this program, you authorize the Shareholder Service Agent to rely upon tele-phone instructions from any person to transfer the specified amounts between your Fund account and your predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "How To Make a Redemp-tion--General." The Shareholder Service Agent will then purchase or redeem suf-ficient full and fractional shares in your account to satisfy the request. Once you are enrolled in EZ-Transfer, you can initiate a transaction by simply call-ing Zurich Shareholder Services toll free at 1-888-ZURICH-1 (987-4241) Monday through Friday, 8:00 a.m. to 3:00 p.m. Central time or by calling Zurich Info Line at 1-888-987-8678 24 hours a day. See "How To Make a Redemption--General" for information on our 10 day hold policy. Any account holder may terminate this privilege by sending written notice to Zurich Money Funds, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EZ-Transfer cannot be used with passbook savings accounts. This pro-gram may not be used for tax-deferred plans such as Individual Retirement Ac-counts (IRAs).

 . AUTOMATIC PURCHASE PLAN You may establish an automatic investment program with your Fund account. With Automatic Purchase Plan, monthly investments (max-imum $50,000) are made automatically from your account at a bank, savings and loan, or credit union into your Fund account. By signing up for this privilege, you authorize the Trust and its agents to take money out of your predesignated bank, savings and loan or credit union account and invest that money in your Fund account. Any account owner may terminate this privilege simply by sending written notice to Zurich Money Funds, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Serv-ice Agent has had a reasonable time to act upon the request. This privilege may not be used with passbook savings accounts.

 . AUTOMATIC CHECK DEPOSIT You may conveniently invest in the Funds through Payroll Direct Deposit or Government Direct Deposit. You can arrange to have all or a portion of your net pay or government check automatically invested in your Fund account each payment period. You may terminate your participation in these programs by giving written notice to your employer or the government agency, as appropriate. (A reasonable time to act is required.) The Funds are not responsible for the efficiency of your employer or the government agency making the payment or any financial institution transmitting payment.

  To use these features, the participating financial institution must be af-filiated with the ACH System. This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account or employer's payroll bank in the case of Payroll Direct Deposit or the U.S. Gov-ernment in the case of Government Direct Deposit, and your Fund account. Your financial institution's crediting policies for these transferred funds may vary. These features may be amended or terminated at any time by the Funds.

OTHER SPECIAL FEATURES
  Information about the following special features is contained in the State-ment of Additional Information. Additional information may also be obtained by contacting Zurich Shareholder Services at 1-888-ZURICH-1 (987-4241).
  --Automatic Withdrawal Programs
  --Tax Sheltered Retirement Programs

DIVIDENDS AND TAXES

DIVIDEND PAYMENT
  To help keep your account growing, dividends from any Fund are automatically reinvested in additional shares of that Fund, unless you request payment by check on your account application or make such a request later. Dividends are declared daily and paid monthly.

  Dividends are normally reinvested on the 25th of each month if a business day, otherwise on the prior business day. If you've chosen to receive divi-dends in cash, checks will be mailed monthly to you or any person you desig-nate. Shareholders may request this option by contacting the Shareholder Serv-ice Agent (see "How To Buy Shares").

  Each Fund will reinvest dividend checks (and future dividends) in shares of that same Fund if checks are returned as undeliverable. Dividends and other distributions of a Fund in the aggregate amount of $10 or less are automati-cally reinvested in shares of the same Fund unless you request that such pol-icy not be applied to your account.

DIVIDEND EXCHANGE PRIVILEGE
  Upon written request to the Shareholder Service Agent, a shareholder may elect to have Fund dividends invested without sales charge in shares of a Kem-per Fund offering this privilege at the net asset value of the other fund. See "Exchanging Shares" for a list of these Kemper Funds. To use this privilege of investing Fund dividends in shares of a Kemper Fund, shareholders must maintain a minimum account value of $1,000 in the Zurich Money Funds. Share certificates will only be issued on request.

TAXABLE FUNDS
  The Money Market Fund and the Government Money Fund each intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and if so qualified will not be subject to federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Dividends from these Funds do not qualify for the dividends received deduction available to corporate shareholders.

TAX-FREE MONEY FUND
  The Tax-Free Money Fund intends to continue to qualify under the Code as a regulated investment company and, if so qualified, will not be liable for fed-eral income taxes to the extent its earnings are distributed. This Fund also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, accordingly, divi-dends representing net interest received on Municipal Securities will not be includable by shareholders in their gross income for federal income tax purpos-es, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income. All taxpayers will be required to disclose on their federal income tax returns the amount of tax-exempt interest earned dur-ing the year, including exempt-interest dividends from the Tax-Free Money Fund.

  Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent pro-vided by regulations to be issued by the Secretary of the Treasury, exempt-in-terest dividends from the Tax-Free Money Fund are to be treated as interest on private activity bonds in proportion to the interest income the Fund receives from private activity bonds, reduced by allowable deductions. For the 1996 cal-endar year, 20% of the net interest income of the Tax-Free Money Fund was de-rived from "private activity bonds."

  Exempt-interest dividends, except to the extent of interest from "private ac-tivity bonds," are not treated as a tax preference item. For a corporate share-holder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax pref-erence item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

  Individuals whose modified income exceeds a base amount will be subject to federal income tax on up to 85% of their Social Security benefits. Modified in-come includes adjusted gross income, tax-exempt interest, including exempt-in-terest dividends from the Tax-Free Money Fund, and 50% of Social Security benefits.

  The tax exemption of dividends from the Tax-Free Money Fund for federal in-come tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and shareholders of the Fund are advised to consult their own tax ad-viser as to the status of their accounts under state and local tax laws.

THE FUNDS
  Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for fed-eral income tax purposes. Each Fund may adjust its schedule for dividend rein-vestment for the month of December to assist it in complying with reporting and minimum distribution requirements contained in the Code.

  Each Fund is required by law to withhold 31% of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification num-ber (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is trans-ferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withhold-ing requirement.

  You will receive a monthly statement giving complete details of dividend re-investment and purchase and redemption transactions during the month. Tax in-formation will be provided annually. You should retain copies of your monthly account statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction in-formation at a reasonable fee.

  When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single state-ment. However, a shareholder may request that the foregoing policies not be ap-plied to the shareholder's account.

INVESTMENT MANAGER

  Zurich Kemper Investments, Inc. ("ZKI"), 222 South Riverside Plaza, Chicago, Illinois 60606-5808, is the investment manager of the Funds and provides the Funds with continuous professional investment supervision. ZKI has been engaged in the management of investment funds for more than forty-nine years and is one of the largest investment managers in the country. ZKI and its affiliates pro-vide investment advice and manage investment portfolios for the Zurich Money Funds, Zurich YieldWise Money Fund, Kemper Funds, affiliated insurance compa-nies, and other corporate, pension, profit-sharing and individual accounts rep-resenting approximately $89 billion under management, including $12 billion in money market fund assets. ZKI acts as investment manager for 32 open-end and seven closed-end investment companies, with 86 separate investment portfolios, representing more than 3 million shareholder accounts. ZKI is an indirect sub-sidiary of Zurich Insurance Company, a leading internationally recognized pro-vider of insurance and financial services in property/casualty and life insur-ance, reinsurance and structured financial solutions as well as asset manage-ment. The Zurich family of companies manages over $150 billion in assets world-wide.

  Zurich Insurance Company ("Zurich") has entered into a definitive agreement with Scudder, Stevens & Clark, Inc. ("Scudder") pursuant to which Zurich will acquire approximately 70% of Scudder. Upon completion of the transaction, Scudder will change its name to Scudder Kemper Investments, Inc. ("SKI"), and ZKI will be operated either as a subsidiary of SKI or as part of SKI. Consumma-tion of the transaction is subject to a number of contingencies. Because the transaction would constitute an assignment of the Trust's investment management agreement with ZKI under the Investment Company Act of 1940, ZKI is seeking ap-proval of a new agreement. The Trust's board has approved a new agreement for each Fund subject to shareholder approval. If the contingencies are timely met, the transaction is expected to close in the fourth quarter of 1997. Zurich will own 69.5% of SKI and senior employees of SKI will hold the remaining 30.5%. SKI will be headquartered in New York City and the chief executive officer of SKI will be Edmond D. Villani, Scudder's president and chief executive officer. Mr. Villani will also join Zurich's Corporate Executive Board. A transition team comprised of representatives from ZKI, Zurich, and Scudder has been formed to make recommendations regarding combining the operations of Scudder and ZKI.

  Responsibility for overall management of the Funds rests with the Board of Trustees and officers of the Trust. Professional investment supervision is pro-vided by ZKI. The investment management agreement provides that ZKI shall act as the Funds' investment adviser, manage their investments and provide the Funds with various services and facilities.

  Frank J. Rachwalski, Jr. is the portfolio manager of the Funds. He has served in this capacity since the Funds commenced operations. Mr. Rachwalski joined ZKI in January, 1973 and is currently a Senior Vice President of ZKI and a Vice President of the Trust. He received a B.B.A. and an M.B.A. from Loyola Univer-sity, Chicago, Illinois.

  For the services and facilities furnished, the Trust pays an annual invest-ment management fee, payable monthly, on a graduated basis ranging from .50% of the first $215 million of average daily net assets of the Trust, to .25% of av-erage daily net assets of the Trust over $800 million.

  Zurich Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illi-nois 60606-5808, an affiliate of ZKI, is the principal underwriter of the Funds and acts as agent of the Funds in the sale of their shares.

  Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have cus-tody of all securities and cash of the Funds. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Funds. IFTC is also the Funds' transfer and dividend-paying agent. Pursuant to a services agreement with IFTC, Zurich Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105, an affiliate of ZKI, serves as Shareholder Service Agent of the Funds.

PERFORMANCE

  The Funds may advertise several types of performance information, including "yield," "effective yield," "total return," "average annual total return" and, for the Tax-Free Money Fund only, "tax equivalent yield." Please remember that performance information is based upon historical earnings and is not represen-tative of future performance. The yield of a Fund refers to the net investment income generated by a hypothetical investment in the Fund over a specific sev-en-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net in-vestment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect. Average annual total return and total return measure both net investment income and any real-ized or unrealized appreciation or depreciation of a Fund's investments, assum-ing reinvestment of all dividends. Average annual total return represents the average annual percentage change over the period and total return represents the aggregate percentage or dollar value change over the period. Tax equivalent yield is the yield that a taxable investment must generate in order to equal the Tax-Free Money Fund's yield for an investor in a stated federal income tax bracket (normally assumed to be the maximum tax rate). Tax equivalent yield is based upon, and will be higher than, the portion of the Tax-Free Money Fund's yield that is tax-exempt.

  The performance of a Fund may be compared to that of other money market mu-tual funds or mutual fund indexes as reported by independent mutual fund re-porting services such as Lipper Analytical Services, Inc. ("Lipper"). A Fund's performance and its relative size may be compared to other money market mutual funds as reported by IBC Financial Data, Inc.'s Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Investors may want to compare a Fund's performance to that of various bank products as reported by BANK RATE MONITOR(TM), a financial reporting service that weekly publishes av-erage rates of bank and thrift institution money market deposit accounts and interest bearing checking accounts or various certificate of deposit indexes. The performance of a Fund also may be compared to that of U.S. Treasury bills and notes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. In addition, investors may want to compare a Fund's performance to the Consumer Price Index either di-rectly or by calculating its "real rate of return," which adjusts its return for the effects of inflation.

  Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. The Funds may depict the historical performance of the securities in which a Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. Each Fund may also describe its portfolio holdings and depict its size or relative size compared to other mu-tual funds, the number and make-up of its shareholder base and other descrip-tive factors concerning the Fund.

  Each Fund's returns will fluctuate. Shares of the Funds are not insured. Ad-ditional information concerning a Fund's performance appears in the Statement of Additional Information.

CAPITAL STRUCTURE

  Zurich Money Funds is an open-end, diversified, management investment compa-ny, organized as a business trust under the laws of Massachusetts on August 9, 1985. Effective February 1, 1996, the name of the Trust was changed from Kemper Money Market Fund to Kemper Money Funds, and effective April 14, 1997, the name of the Trust was changed from Kemper Money Funds to Zurich Money Funds. Effec-tive November 29, 1985, the Money Market Fund, pursuant to a reorganization, succeeded to the assets and liabilities of Kemper Money Market Fund, Inc., a Maryland corporation organized on September 19, 1974. Effective November 14, 1986, the Government Money Fund succeeded to the assets and liabilities of Kem-per Government Money Market Fund, a business trust organized under the laws of Massachusetts on August 9, 1985.

  Effective November 29, 1985, Kemper Government Money Market Fund succeeded to the assets and liabilities of Kemper Government Money Market Fund, Inc., a Maryland corporation organized November 3, 1981. The Tax-Free Money Fund com-menced public offering of its shares on September 10, 1987. The Trust may issue an unlimited number of shares of beneficial interest, all having no par value. While only shares of the three previously described Funds are presently being offered, the Board of Trustees may authorize the issuance of additional series if deemed desirable, each with its own investment objective, policies and re-strictions. Since the Trust may offer multiple series, it is known as a "series company." Shares of a Fund have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Fund. Shares are fully paid and nonassessable when issued, are transferable without restric-tion and have no preemptive or conversion rights. The Trust is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Trust, shareholders may remove trustees. Shareholders will vote by Fund and not in the aggregate except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees.

ACCOUNT SERVICES DIRECTORY

To avoid delays in the future, it is a good idea to sign up for account services and features at the time an account is opened.

TO OPEN A NEW ACCOUNT
If you would like to open a new account or need a question answered, call a Zu-rich Money Fund Specialist between 8 a.m. and 6 p.m. Central time at 1-800-537-6001.

CURRENT ACCOUNT ASSISTANCE
If you have a question about a current account, call a Shareholder Services Representative between 7 a.m. and 6 p.m. Central time, Monday through Friday, and between 8 a.m. and 3 p.m. Central time on Saturday at 1-888-ZURICH-1 (987-
4241).

For better service, please have your account number and your most recent state-ment at hand. For a special phone line for hearing impaired shareholders with a TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD), call 1-800-972-3006.

24-HOUR ACCOUNT INFORMATION
From a touch-tone phone, you can use Zurich InfoLine (1-888-987-8678), our au-tomated account information service, to obtain the following information 24 hours a day:

 .  ACCOUNT BALANCE    .  LAST DIVIDEND PAID

 .  CURRENT YIELD      .  TRANSACTION CONFIRMATION

 .  PRE-AUTHORIZED TRANSFERS TO AND FROM A BANK ACCOUNT

CHECKWRITING
You can write any number of checks for $500 or more against your available ac-count balance. See Zurich MoneyPlus AccountSM for a no-minimum checking option.

AUTOMATIC CHECK DEPOSIT
You can save time by signing up for direct deposit of Payroll or Government checks into your Zurich Money Funds account. Ask your employer about how to ar-range this with all or part of your paycheck. Government Direct Deposit forms are available by calling 1-888-ZURICH-1 (987-4241).

AUTOMATIC INVESTING
If you already directly deposit your paycheck into a bank account, you may want to consider using Automatic Purchase Plan to help set aside some money for the future. You specify the frequency and amount of your investment, and Zurich will automatically have money from your personal checking or savings account transferred to your Zurich Money Funds account. And this service may be changed at any time . . . even deferred for a few months if you need to.

MONEY-BY-PHONE
You can make transfers from your money market account to your bank account with just a phone call if you sign up for EZ-Transfer. This feature also allows you to transfer money to your Zurich Money Funds account over-the-phone. These transfers generally take 1-2 days, depending on the time of day that you call Shareholder Services.

You can also request an expedited (same day) wire transfer from your money mar-ket account to your bank if you call before 11 a.m. Central time ($1,000 mini-mum redemption)

AUTOMATIC BILL-PAYING
The Automatic Withdrawal feature can be used to pay a regular, important bill such as a mortgage or car payment. You designate when and how much, and Zurich will make the payment directly from your money market account.

MONEYPLUS ACCOUNTSM
A powerful money management feature that makes it easy and economical to use your Zurich Money Funds for day-to-day transactions. For a $65 annual fee, you get unlimited checkwriting and a VISA Gold Check Card to use for debit and ATM transactions. For special forms to sign-up for this add-on feature, call 1-800-537-6001. For customer service on the VISA card, call 1-800-346-8904.

EXCHANGES WITH KEMPER FUNDS AND ZURICH YIELDWISE MONEY FUND

You can exchange with Kemper Funds and Zurich YieldWise Money Fund by calling Shareholder Services between 8 a.m. and 3 p.m. Central time, Monday through Friday at 1-888-ZURICH-1 (987-4241).

                                                             [LOGO]
                                                             ZURICH

                                                Zurich Kemper Distributors, Inc.
                                                       222 South Riverside Plaza
                                                         Chicago, IL  60606-5808

                                                       Telephone  1-800-537-6001

                                                                    ZMF-1(11/97)
[LOGO]                                                               ZKD1-711044

                            ZURICH MONEY FUNDS

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

                                                LOCATION IN STATEMENT OF
 ITEM NUMBER OF FORM N-1A                       ADDITIONAL INFORMATION
 ------------------------                       ------------------------
 10. Cover Page...............................  Cover Page
 11. Table of Contents........................  Table of Contents
 12. General Information and History..........  Inapplicable
 13. Investment Objectives and Policies.......  Investment Restrictions;
                                                Municipal Securities;
                                                Appendix
 14. Management of the Fund...................  Investment Manager; Officers
                                                and Trustees
 15. Control Persons and Principal Holders of
     Securities...............................  Officers and Trustees
 16. Investment Advisory and Other Services...  Investment Manager; Officers
                                                and Trustees
 17. Brokerage Allocation and Other Practices.  Portfolio Transactions
 18. Capital Stock and Other Securities.......  Shareholder Rights
 19. Purchase, Redemption and Pricing of Secu-
     rities                                     Purchase and Redemption of
     Being Offered............................  Shares;
                                                Dividends, Net Asset Value and
                                                Taxes
 20. Tax Status...............................  Dividends, Net Asset Value and
                                                Taxes
 21. Underwriters.............................  Investment Manager
 22. Calculations of Performance Data.........  Performance
 23. Financial Statements.....................  Financial Statements

                      STATEMENT OF ADDITIONAL INFORMATION

                            NOVEMBER 15, 1997

                              ZURICH MONEY FUNDS
            222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606-5808
                                (800) 537-6001

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Zurich Money Funds (the "Trust") dated November 15, 1997. The prospectus may be obtained without charge by calling or writing Zurich Money Funds.

                               ---------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
       Investment Restrictions............................................. B-1
       Municipal Securities................................................ B-4
       Investment Manager.................................................. B-5
       Portfolio Transactions.............................................. B-6
       Purchase and Redemption of Shares................................... B-7
       Dividends, Net Asset Value and Taxes................................ B-8
       Performance......................................................... B-9
       Officers and Trustees............................................... B-14
       Special Features.................................................... B-16
       Shareholder Rights.................................................. B-17
       Appendix--Ratings of Investments.................................... B-18

The financial statements appearing in the Funds' 1997 Annual Report to Shareholders are incorporated herein by reference. The Funds' Annual Report accompanies this Statement of Additional Information.

ZMF-13 11/97

LOGO
  printed on recycled paper

INVESTMENT RESTRICTIONS

The Zurich Money Market Fund (the "Money Market Fund"), Zurich Government Money Fund (the "Government Money Fund") and Zurich Tax-Free Money Fund (the "Tax-Free Money Fund") have adopted certain investment restrictions which, together with the investment objective and policies of each Fund, cannot be changed without approval by holders of a majority of such Fund's outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.

THE MONEY MARKET FUND may not:

(1) Purchase common stocks, preferred stocks, warrants, other equity securities, state bonds, municipal bonds or industrial revenue bonds (except through the purchase of debt obligations in accordance with its investment objective and policies).

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's assets would be invested in securities of that issuer.

(3) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(4) Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation, and equity securities of issuers which are not readily marketable.

(5) Enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

(6) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(7) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes.

(8) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(9) Write, purchase or sell puts, calls or combinations thereof.

(10) Concentrate more than 25% of the value of its assets in any one industry; provided, however, that the Fund reserves freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances when management considers it to be in the best interests of the Fund in attaining its investment objective.

(11) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(12) Invest more than 5% of the Fund's total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933).

(13) Invest for the purpose of exercising control or management of another issuer.

(14) Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(15) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(16) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(17) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(18) Issue senior securities as defined in the Investment Company Act of 1940.

THE GOVERNMENT MONEY FUND may not:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies.

(2) Enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

(3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes.

(5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(6) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of Fund securities.

(7) Issue senior securities as defined in the Investment Company Act of 1940.

THE TAX-FREE MONEY FUND may not:

(1) Purchase securities if as a result of such purchase 25% or more of the Fund's total assets would be invested in any one industry or in any one state. Municipal Securities and obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities are not considered an industry for purposes of this restriction.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer. For purposes of this limitation, the Fund will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.

(3) Invest more than 5% of the Fund's total assets in industrial development bonds sponsored by companies which with their predecessors have less than three years' continuous operation.

(4) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(5) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes.

(6) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(7) Write, purchase or sell puts, calls or combinations thereof, although the Fund may purchase Municipal Securities subject to Standby Commitments in accordance with its investment objective and policies.

(8) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(9) Invest more than 5% of the Fund's total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933).

(10) Invest for the purpose of exercising control or management of another issuer.

(11) Invest in commodities or commodity futures contracts or in real estate except that the Fund may invest in Municipal Securities secured by real estate or interests therein.

(12) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs.

(13) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(14) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(15) Issue senior securities as defined in the Investment Company Act of 1940.

If a Fund adheres to a percentage restriction at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Funds did not borrow money, as permitted by investment restrictions number 7 (Money Market Fund), number 4 (Government Money Fund) and number 5 (Tax-Free Money Fund), in the latest fiscal year; and they have no present intention of borrowing during the coming year. In any event, borrowings would only be as permitted by such restrictions. The Tax-Free Money Fund may invest more than 25% of its total assets in industrial development bonds.

MUNICIPAL SECURITIES

Municipal Securities which the Tax-Free Money Fund may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current federal tax laws place substantial limitations on the size of such issues.

Municipal Securities generally are classified as "general obligation" or "revenue." General obligation notes are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue notes are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Securities are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.

Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Tax-Free Money Fund may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

INVESTMENT MANAGER

INVESTMENT MANAGER. Zurich Kemper Investments, Inc. ("ZKI") is the Funds' investment manager. ZKI is wholly owned by ZKI Holding Corp. ZKI Holding Corp. is a more than 90% owned subsidiary of Zurich Holding Company of America, Inc., which is a wholly owned subsidiary of Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. Pursuant to an investment management agreement, ZKI acts as each Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The Trust pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Fund and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. Trust expenses generally are allocated among the Funds on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular Fund are charged to that Fund.

The investment management agreement continues in effect from year to year for each Fund so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and (b) by the shareholders of each Fund or the Board of Trustees. If continuation is not approved for a Fund, the investment management agreement nevertheless may continue in effect for the Funds for which it is approved and ZKI may continue to serve as investment manager for the Fund for which it is not approved to the extent permitted by the Investment Company Act of 1940. The agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. Shareholders of each Fund will vote separately upon continuation of the investment management agreement and upon other matters affecting only an individual Fund. Additional Funds may be subject to a different agreement. The agreement provides that ZKI shall not be liable for any error of judgment or of law, or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of ZKI in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

For the services and facilities furnished, the Trust pays an annual investment management fee, payable monthly, on a graduated basis of .50% of the first $215 million of average daily net assets of the Trust, .375% on the next $335 million, .30% on the next $250 million and .25% of average daily net assets of the Trust over $800 million. ZKI has agreed to reimburse the Trust should all operating expenses of the Trust, including the investment management fee of ZKI but excluding taxes, interest, extraordinary expenses and brokerage commissions or transaction costs, exceed 1 1/2% of the first $30 million of average net assets of the Trust and 1% of average net assets over $30 million on an annual basis. The investment management fee and the expense limitation are computed based upon the combined average daily net assets of the Funds and are allocated among such Funds based upon the relative net assets of each Fund.

For its services as investment adviser and manager and for facilities furnished during the fiscal years ended July 31 indicated, the Funds incurred investment management fees as shown.

FUND                                            1997        1996        1995
----                                         ----------- ----------- -----------
Money Market................................ $11,666,000 $11,134,000 $10,924,000
Government Money............................ $ 1,894,000 $ 1,747,000 $ 1,637,000
Tax-Free Money.............................. $ 2,068,000 $ 2,032,000 $ 2,072,000

PRINCIPAL UNDERWRITER. Zurich Kemper Distributors, Inc. ("ZKDI"), an affiliate of ZKI, is the principal underwriter for shares of the Funds and acts as agent of the Funds in the sale of their shares. The Funds pay the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and ZKDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. ZKDI also pays for supplementary sales literature and advertising costs. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreement, except that termination other than upon assignment requires six months notice and shares are voted in the aggregate and not by Fund whenever shareholders vote with respect to such agreement.

Certain officers or trustees of the Trust are also directors or officers of ZKI and ZKDI as indicated under "Officers and Trustees."

CUSTODIAN AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Funds. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Funds. IFTC is also the Funds' transfer and dividend-paying agent. Pursuant to a services agreement with IFTC, Zurich Kemper Service Company ("ZKSvC"), an affiliate of ZKI, serves as "Shareholder Service Agent." IFTC receives, as transfer agent, and pays to ZKSvC, annual account fees of a maximum of $8 per account plus account set-up, transaction, maintenance and out-of-pocket expense reimbursement. For the fiscal year ended July 31, 1997, IFTC remitted shareholder service fees in the amount of $6,391,000 to ZKSvC as Shareholder Service Agent.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Funds' independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Funds' annual financial statements, review certain regulatory reports and the Funds' federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

LEGAL COUNSEL. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Fund.

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to pursue the objective of each Fund in relation to movements in the general level of interest rates, to invest money obtained from the sale of Fund shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Fund shares. This may increase or decrease the yield of a Fund depending upon management's ability to correctly time and execute such transactions. Since a Fund's assets are invested in securities with short maturities, its portfolio will turn over several times a year. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, so each Fund's portfolio turnover rate for reporting purposes is zero.

ZKI and its affiliates furnish investment management services for the Kemper Funds, Zurich Money Funds, Zurich YieldWise Money Fund and other clients including affiliated insurance companies. These entities may share some common research and trading facilities. At times investment decisions may be made to purchase or sell the same investment security for a Fund and for one or more of the other clients of ZKI or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.

ZKI, in effecting purchases and sales of portfolio securities for the account of each Fund, will implement the Funds' policy of seeking the best execution of orders. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of the firm's professional services which include execution, financial responsibility, responsiveness clearance procedures, wire service quotations and statistical and other research information provided to the Fund and ZKI and its affiliates. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients, including clients of affiliated companies. Since it is only supplementary to ZKI's own research efforts and must be analyzed and reviewed by ZKI's staff, the receipt of research information is not expected to materially reduce expenses. The Funds expect that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. There are normally no brokerage commissions paid by the Funds for such purchases and none were paid by any Fund during the Funds' last three fiscal years. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES

Shares of each Fund are sold at their net asset value next determined after an order and payment are received in the form described in the Funds' prospectus. There is no sales charge. The minimum initial investment in any Fund is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. The Funds may waive the minimum for purchases by trustees, directors, officers or employees of the Trust or ZKI and its affiliates and the $3 monthly fee assessed on accounts below $1,000. An investor wishing to open an account should use the Account Application Form available from the Funds and choose one of the methods of purchase described in the Funds' prospectus. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Upon receipt by the Shareholder Service Agent, of a request for redemption in proper form, shares will be redeemed by a Fund at the applicable net asset value as described in the Funds' prospectus. A shareholder may elect to use either the regular or expedited redemption procedures.

The Funds may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Funds' shareholders.

Although it is the Trust's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Trust will pay the redemption price in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition could incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Trust is obligated to redeem shares of a Fund solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder of record.

DIVIDENDS, NET ASSET VALUE AND TAXES

DIVIDENDS. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares of the same Fund unless they elect to receive cash. Dividends will be reinvested monthly at the net asset value normally on the 25th of each month if a business day, otherwise on the prior business day. The Funds will pay shareholders who redeem their entire accounts all unpaid dividends at the time of redemption not later than the next dividend payment date.

Each Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a Fund consists of (a) accrued interest income plus or minus amortized discount or premium (excluding market discount for the Tax-Free Money Fund), (b) plus or minus all short-term realized gains and losses on portfolio assets and (c) minus accrued expenses allocated to the Fund. Expenses of the Funds are accrued each day. While each Fund's investments are valued at amortized cost, there will be no unrealized gains or losses on portfolio securities. However, should the net asset value of a Fund deviate significantly from market value, the Board of Trustees could decide to value the portfolio securities at market value and then unrealized gains and losses would be included in net investment income above.

NET ASSET VALUE. As described in the prospectus, each Fund values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. Calculations are made to compare the value of a Fund's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividends for the period during which they held shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase, above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

TAXES. Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund portfolio which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Further, the Tax-Free Money Fund may not be an appropriate investment for persons who are "substantial users' of facilities financed by industrial development bonds held by the Tax-Free Money Fund or are "related persons' to such users; such persons should consult their tax advisers before investing in the Tax-Free Money Fund.

The "Superfund Act of 1986" (the "Superfund Act") imposes a separate tax on corporations at a rate of 0.12 percent of the excess of such corporation's "modified alternative minimum taxable income" over $2 million. A portion of tax-exempt interest, including exempt-interest dividends from the Tax-Free Money Fund, may be includible in modified alternative minimum taxable income. Corporate shareholders are advised to consult their tax advisers with respect to the consequences of the Superfund Act.

PERFORMANCE

As reflected in the prospectus, the historical performance calculation for a Fund may be shown in the form of "yield," "effective yield," "total return," "average annual total return" and, for the Tax-Free Money Fund only, "tax equivalent yield." These various measures of performance are described below.

Each Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and is computed for each Fund as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium (excluding market discount for the Tax-Free Money Fund), less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.

Each Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +
1)/3//6//5///7/ - 1.

Average annual total return ("AATR") is found for a specific period by first taking a hypothetical $1,000 investment ("initial investment") on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all dividends have been reinvested at net asset value on the reinvestment dates.

Total return is not calculated according to a standard formula, except when calculated for the "Financial Highlights" table in the financial statements. Total return is calculated similarly to AATR but is not annualized. It may be shown as a percentage or the increased dollar value of the hypothetical investment over the period.

  All performance information shown below is for periods ended July 31, 1997.

                                                      *TAX-              AATR           TOTAL  TOTAL    TOTAL
                          YIELD  EFFECTIVE YIELD EQUIVALENT YIELD AATR    5     AATR    RETURN RETURN  RETURN
FUND                      7 DAYS     7 DAYS           7 DAYS      1 YR.  YRS.  10 YRS.  1 YR.  5 YRS.  10 YRS.
----                      ------ --------------- ---------------- -----  ----  -------  ------ ------  -------
Zurich Money Market.....   5.28%      5.42%              --       5.27%  4.42%  5.81%    5.27% 24.15%   75.97%
Zurich Government Money.   5.25       5.39               --       5.26   4.43   5.77     5.26  24.19    75.29
Zurich Tax-Free Money...   3.47       3.53             5.52%      3.39   3.02   4.05**   3.39  16.03    48.04**

-------
   * Based upon a marginal federal income tax rate of 37.1%.
  **Since 9/10/87.

The tax equivalent yield of the Tax-Free Money Fund is computed by dividing that portion of the Fund's yield (computed as described above) which is tax-exempt by (one minus the stated federal income tax rate) and adding the result to that portion, if any, of the yield of the Fund that is not tax-exempt. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.

Each Fund's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in a Fund will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in a Fund is held, but also on such matters as Fund expenses.

Money market mutual funds allow smaller investors to participate in the money market and to receive money market yields that previously were available only to those investors with large sums of money. Prior to the introduction of the first money market mutual funds, small investors wanting to manage their cash reserves had a limited choice of bank products available with a predetermined set of interest rates such as passbook savings accounts and checking accounts. Currently, there are hundreds of money market funds managing billions of dollars for millions of investors. Zurich Money Funds is one of the largest money market funds.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of the Money Market Fund, the Government Money Fund and the Tax-Free Money Fund with that of their competitors. Past performance cannot be a guarantee of future results.

As indicated in the prospectus (see "Performance"), the performance of the Funds may be compared to that of other mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. A Fund's performance also may be compared to other money market funds reported by IBC Financial Data, Inc.'s Money Fund Report(R), or Money Market Insight(R), reporting services on money market funds. As reported by IBC, all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.

Lipper and IBC reported the following results for the Money Market Fund and the Government Money Fund.

LIPPER ANALYTICAL SERVICES, INC.          IBC


                            MONEY MARKET
                               FUND'S
                             RANKING VS
                            MONEY MARKET
PERIOD ENDED 9/30/97      INSTRUMENT FUNDS
--------------------     ------------------
1 Year..................     22 of 298
3 Months................     26 of 316
1 Month.................     25 of 314
                             GOVERNMENT
                            MONEY FUND'S
                             RANKING VS
                          U.S. GOVERNMENT
PERIOD ENDED 9/30/97     MONEY MARKET FUNDS
--------------------     ------------------
1 Year..................     5 of 120
3 Months................     6 of 122
1 Month.................     10 of 122

                     ZURICH
                     MONEY    AVERAGE YIELD
                     MARKET    ALL TAXABLE
PERIOD ENDED         FUND'S   MONEY MARKET
9/30/97              YIELD        FUNDS
------------       ---------- -------------
1 Year............    5.30%       5.04%
1 Month...........    5.24        5.02
7 Days*...........    5.25        5.04
                     ZURICH
                   GOVERNMENT AVERAGE YIELD
                     MONEY     ALL TAXABLE
PERIOD ENDED         FUND'S    GOVERNMENT
9/30/97              YIELD     MONEY FUNDS
------------       ---------- -------------
1 Year............    5.29%       4.85%
1 Month...........    5.12        4.84
7 Days*...........    5.16        4.86

According to IBC, for the one-year period ended September 30, 1997, the Money Market Fund ranked by yield #19 among 212 General Purpose Money Funds (this category does not include money market funds whose shares are marketed primarily to institutional investors). According to IBC, for the one-year period ended September 30, 1997, the Government Money Fund ranked by yield #5 among 179 Taxable Government Money Funds (this category does not include taxable government money funds whose shares are marketed primarily to institutional investors). For the one year period ended September 30, 1997, the Tax-Free Money Fund ranked by yield #3 among 114 Tax-Free Money Funds (this category does not include tax-free money funds whose shares are marketed primarily to institutional investors or state specific tax-free money funds). The Money Market Fund ranked #5 among 85 General Purpose Money Funds with a ten-year history according to IBC as of September 30, 1997. The Government Money Fund ranked #2 among 53 Government Money Funds with a ten-year history according to IBC as of September 30, 1997. The Tax-Free Money Fund ranked #5 among 51 Tax-Free Money Funds with a 10-year history according to IBC as of September 30, 1997. The number of shareholder accounts in the Funds were approximately 275,899 at September 30, 1997, including 231,459 in the Money Market Fund, 27,548 in the Government Money Fund, and 16,892 in the Tax-Free Money Fund. The value of shares in the Funds as of September 30, 1997 was approximately $6 billion, including $4.5 billion in the Money Market Fund, $674.1 million in the Government Money Fund and $785.7 million in the Tax-Free Money Fund. The Money Market Fund was the 33rd largest in total assets of 780 Taxable Money Market Funds reported by IBC as of September 30, 1997.

  The following investment comparisons are based upon information reported by Lipper and IBC. In the comparison of the Tax-Free Money Fund's performance versus the comparison yields, the performance of that Fund has been adjusted on a taxable equivalent basis assuming a marginal federal tax rate of 37.1% (see "Tax-Exempt versus Taxable Yield" below for more information concerning taxable equivalent performance).

LIPPER ANALYTICAL SERVICES, INC.          IBC

                            TAX-FREE MONEY
                          FUND'S RANKING VS
                              TAX-EXEMPT
PERIOD ENDED 9/30/97      MONEY MARKET FUNDS
--------------------      ------------------
1 Year...................      4 of 138
3 Months.................      4 of 139
1 Month..................      6 of 140

                                              ZURICH  AVERAGE YIELD
                                             TAX-FREE ALL TAX-FREE
                         PERIOD ENDED         MONEY   MONEY MARKET
                         9/30/97               FUND       FUNDS
                         ------------        -------- -------------
                         1 Year.............   3.40%      3.09%
                         1 Month............   3.43       3.15
                         7 Days**...........   3.55       3.35

                          LIPPER     ZURICH     LIPPER
                        TAX-EXEMPT  TAX-FREE    MONEY
                 ZURICH   MONEY       FUND      MARKET
                  TAX-    MARKET    TAXABLE   INSTRUMENT
                  FREE     FUND    EQUIVALENT   FUNDS
PERIOD            FUND   AVERAGE     BASIS*    AVERAGE
------           ------ ---------- ---------- ----------
1 Year Ended
 9/30/97          3.40%    3.02%      5.41%      4.86%

                      ZURICH
                       TAX-      AVERAGE
                    FREE FUND   YIELD ALL
                     TAXABLE     TAXABLE
PERIOD ENDED        EQUIVALENT MONEY MARKET
9/30/97               BASIS*      FUNDS
------------        ---------- ------------
1 Year.............    5.41%       5.04%
1 Month............    5.45        5.02
7 Days.............    5.64        5.04

-------
*Source: Zurich Kemper Investments (not reported by IBC).

For the ten, five and one year periods ended September 30, 1997, Lipper ranked the Money Market Fund #5 of 105, #20 of 181 and #22 of 298, respectively, among Money Market Instrument Funds. Lipper also ranked the Money Market Fund #1 in such category for the periods shown below.

 NUMBER
   OF
  FUNDS
   IN                                                                    PERIOD
 ATEGORYC                                                       PERIOD   ENDING
--------                                                       -------- --------
   41.........................................................  3 Years 12/31/80
   23.........................................................  5 Years 12/31/80
   50.........................................................  3 Years 12/31/81
   34.........................................................  5 Years 12/31/81
  110.........................................................  3 Years 12/31/84
   81.........................................................  4 Years 12/31/84
   66.........................................................  5 Years 12/31/84
  109.........................................................  4 Years 12/31/85
   80.........................................................  5 Years 12/31/85
  142.........................................................  5 Years 12/31/88
   39......................................................... 10 Years 12/31/88
   54......................................................... 10 Years 12/31/89
   33......................................................... 12 Years 12/31/89
   64......................................................... 10 Years 12/31/90
   79......................................................... 10 Years 12/31/91
   31......................................................... 15 Years 12/31/92
   36......................................................... 15 Years 12/31/93

As indicated in the prospectus, a Fund's performance also may be compared on a before or after-tax basis to various bank products, including the average rate of bank and thrift institution money market deposit accounts, interest bearing checking accounts and certificates of deposit as reported in the BANK RATE MONITOR National Index(TM) of 100 leading bank and thrift institutions as published by the BANK RATE MONITOR(TM), N. Palm Beach, Florida 33408. The rates published by the BANK RATE MONITOR National Index(TM) are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 large banks and thrifts in the top ten Consolidated Standard Metropolitan Statistical Areas.

With respect to money market deposit accounts and interest bearing checking accounts, account minimums range upward from $2,000 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited check writing while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Generally, the rates offered for these products take market conditions and competitive product yields into consideration when set. Bank products represent a taxable alternative income producing product. Bank and thrift institution deposit accounts may be insured. Shareholder accounts in the Funds are not insured. Bank passbook savings accounts compete with money market mutual fund products with respect to certain liquidity features but may not offer all of the features available from a money market mutual fund, such as check writing. Bank passbook savings accounts normally offer a fixed rate of interest while the yield of the Funds fluctuates. Bank checking accounts normally do not pay interest but compete with money market mutual fund products with respect to certain liquidity features (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of the Funds are redeemable at the net asset value (normally, $1.00 per share) next determined after a request is received, without charge.

The table below compares the seven day annualized yields of the Money Market Fund and the Government Money Fund at September 24, 1997 with the rates for money market deposit accounts, interest bearing checking accounts and 6-month maturity certificates of deposit reported for September 24, 1997 for the BANK RATE MONITOR National Index(TM) for each of the ten Consolidated Standard Metropolitan Statistical Areas that are covered by that index and for all areas combined. The information provided below is historical and is not representative of future performance of any type of bank product or of any Fund. The rates reported by the BANK RATE MONITOR(TM) are not necessarily representative of the rates offered by banks outside of the scope of report. Furthermore, rate information for one area of the country is not necessarily representative of rates in other areas. The rates provided for the bank accounts assume no compounding and are for the lowest minimum deposit required to open an account. Higher rates may be available for large deposits.

                           MONEY MARKET    INTEREST       6-MONTH                  GOVERNMENT
                         DEPOSIT ACCOUNTS  CHECKING   CERTIFICATES OF MONEY MARKET MONEY FUND
AREA                       STATED RATE    STATED RATE  DEPOSIT RATE    FUND YIELD    YIELD
----                     ---------------- ----------- --------------- ------------ ----------
New York................       2.53%         1.46%         4.51%          5.26%       5.08%
Los Angeles.............       2.28          1.01          5.12           5.26        5.08
Chicago.................       3.02          1.69          5.35           5.26        5.08
San Francisco...........       2.28          1.01          5.09           5.26        5.08
Philadelphia............       2.32          1.11          4.24           5.26        5.08
Detroit.................       2.88          1.52          5.04           5.26        5.08
Boston..................       2.68          1.22          5.05           5.26        5.08
Houston.................       2.82          1.42          4.96           5.26        5.08
Dallas..................       2.68          1.19          4.81           5.26        5.08
Washington..............       2.97          1.82          4.71           5.26        5.08
NATIONAL INDEX..........       2.65          1.35          4.89           5.26        5.08

Since January, 1984, the Money Market Fund has had a higher yield than the BANK RATE MONITOR National Index(TM) for both money market deposit accounts and for interest bearing checking accounts for 717 out of 717 weeks through September 24, 1997.

Investors may also want to compare a Fund's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. Each Fund's yield will fluctuate. Also, while each Fund seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so.

TAX-FREE VERSUS TAXABLE YIELD. You may want to determine which investment-- tax-free or taxable--will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-free investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-free yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Tax-Free Money Fund may generate. Both tables are based upon current law as to the 1997 federal tax rate schedules.

TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS UNDER $121,200

                                    YOUR         A TAX-EXEMPT YIELD OF:
        TAXABLE INCOME            MARGINAL    2%   3%   4%   5%   6%   7%
                                 FEDERAL TAX   IS EQUIVALENT TO A TAXABLE
    SINGLE            JOINT         RATE               YIELD OF:
---------------------------------------------------------------------------
$24,650-$59,750  $41,200-$99,600    28.0%    2.78 4.17 5.56 6.94 8.33  9.72
---------------------------------------------------------------------------
Over $59,750     Over $99,600       31.0     2.90 4.35 5.80 7.25 8.70 10.14
---------------------------------------------------------------------------

TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS OVER $121,200*

                                        YOUR         A TAX-EXEMPT YIELD OF:
          TAXABLE INCOME              MARGINAL    2%   3%   4%   5%   6%    7%
                                     FEDERAL TAX   IS EQUIVALENT TO A TAXABLE
     SINGLE              JOINT          RATE                YIELD OF:
--------------------------------------------------------------------------------
$59,750-$124,650   $99,600-$151,750     31.9%    2.94 4.41 5.87 7.34  8.81 10.28
--------------------------------------------------------------------------------
$124,650-$271,050  $151,750-$271,050    37.1     3.18 4.77 6.36 7.95  9.54 11.13
--------------------------------------------------------------------------------
Over $271,050      Over $271,050        40.8     3.38 5.07 6.76 8.45 10.14 11.82
--------------------------------------------------------------------------------

*This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $121,200. For a married couple with adjusted gross income between $181,800 and $304,300 (single between $121,200 and $243,700), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.8% (6% / (100% - 38.5%)).

OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their birthdates, their principal occupations and their affiliations, if any, with ZKI and ZKDI are as follows (The number following each person's title is the number of investment companies managed by ZKI and its affiliates for which he or she holds similar positions):

DAVID W. BELIN (6/20/28), Trustee (26), 2000 Financial Center, 7th and Walnut, Des Moines, Iowa; Member, Belin Lamson McCormick Zumbach Flynn, P.C. (attorneys).

LEWIS A. BURNHAM (1/8/33), Trustee (26), 16410 Avila Boulevard, Tampa, Florida; Director, Management Consulting Services, McNulty & Company; formerly, Executive Vice President, Anchor Glass Container Corporation.

DONALD L. DUNAWAY (3/8/37), Trustee (26), 7515 Pelican Bay Blvd., Naples, Florida; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee (26), 800 North Lindbergh Boulevard, St. Louis, Missouri; Senior Vice President and Chief Financial Officer, Monsanto Company (chemical products); formerly, Vice President, FMC

Corporation (manufacturer of machinery and chemicals); prior thereto, Director, Executive Vice President and Chief Financial Officer, Staley Continental, Inc. (food products).

DONALD R. JONES (1/17/30), Trustee (26), 182 Old Wick Ln., Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

SHIRLEY D. PETERSON, (9/3/41), Trustee (26), 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice; Director, Bethlehem Steel Corp.

WILLIAM P. SOMMERS (7/22/33), Trustee (26), 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); formerly, Executive Vice President, Iameter (medical information and educational service provider); formerly, Senior Vice President and Director, Booz, Allen & Hamilton, Inc. (management consulting firm) (retired); Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.

STEPHEN B. TIMBERS (8/8/44), President and Trustee* (39), 222 South Riverside Plaza, Chicago, Illinois; President, Chief Executive Officer, Chief Investment Officer and Director, ZKI; Director, ZKDI, Zurich Kemper Value Advisors, Inc. and LTV Corporation; formerly, President and Chief Operating Officer of Kemper Corporation.

CHARLES R. MANZONI, JR. (1/23/47), Vice President* (39), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, Secretary and General Counsel of ZKI; Secretary, ZKI Holding Corp.; Secretary, ZKI Agency, Inc.; formerly, Partner, Gardner, Carton & Douglas (attorneys).

JOHN E. NEAL (3/9/50), Vice President* (39), 222 South Riverside Plaza, Chicago, Illinois; President, Kemper Funds Group, a unit of ZKI; Director, ZKI, Zurich Kemper Value Advisors, Inc. and ZKDI.

ROBERT C. PECK, JR. (10/1/46), Vice President* (16), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President and Chief Investment Officer--Fixed Income, ZKI; formerly, Executive Vice President and Chief Investment Officer with an unaffiliated investment management firm from 1988 to June 1997.

JEROME L. DUFFY (6/29/36), Treasurer* (39), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary* (39), 222 South Riverside Plaza, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, ZKI.

ELIZABETH C. WERTH (10/1/47), Assistant Secretary* (32), 222 South Riverside Plaza, Chicago, Illinois; Vice President, ZKI; Vice President and Director of State Registrations, ZKDI.

FRANK RACHWALSKI, Jr. (3/26/45), Vice President* (9), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.

*Interested persons of the Funds as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Funds. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Trust's 1997 fiscal year except that the information in the last column is for calendar year 1996.

                                                              TOTAL COMPENSATION
                                                                FROM TRUST AND
                                AGGREGATE COMPENSATION           FUND COMPLEX
NAME OF TRUSTEE                       FROM TRUST              PAID TO TRUSTEES**
---------------           ----------------------------------- ------------------
David W. Belin*..........               $13,900                    $143,400
Lewis A. Burnham.........               $ 6,900                    $ 88,800
Donald L. Dunaway*.......               $12,400                    $141,200
Robert B. Hoffman........               $ 7,100                    $ 92,100
Donald R. Jones..........               $ 7,200                    $ 92,100
Shirley D. Peterson......               $ 6,800                    $ 89,800
William P. Sommers.......               $ 6,600                    $ 87,500

-------

* Includes current fees deferred and interest pursuant to deferred compensation agreements with the Trust. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds--Zurich Money Market Fund. Total deferred amounts and interest accrued through July 31, 1997 are $133,800 for Mr. Belin and $76,300 for Mr. Dunaway.

** Includes compensation for service on twenty-four funds managed by ZKI with 41 fund portfolios. Each trustee currently serves as a trustee of 26 funds managed by ZKI with 47 fund portfolios.

As of October 31, 1997, the officers and trustees of the Trust, as a group, owned less than 1% of the outstanding shares of each Fund and no person owned of record 5% or more of the outstanding shares of any Fund.

SPECIAL FEATURES

AUTOMATIC WITHDRAWAL PROGRAM. If you own $5,000 or more of a Fund's shares you may provide for the payment from your account of any requested dollar amount to be paid to you or your designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by the Fund and may be terminated at any time by the shareholder or the Funds.

TAX-SHELTERED RETIREMENT PROGRAMS. The Shareholder Service Agent provides retirement plan services and documents and can establish your account in any of the following types of retirement plans:

 . Individual Retirement Accounts (IRAs) with IFTC as custodian. This includes
  Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), IRA accounts and Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

 . 403(b) Custodial Accounts with IFTC as custodian. This type of plan is available to employees of most non-profit organizations.

 . Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with IFTC as custodian describe the current fees payable to IFTC for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.

SHAREHOLDER RIGHTS

The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees, if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Trust to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any Fund, establishing a Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and
(b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any Fund) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by ZKI remote and not material since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

                       APPENDIX--RATINGS OF INVESTMENTS

                           COMMERCIAL PAPER RATINGS

A-1, A-2 AND PRIME-1, PRIME-2 COMMERCIAL PAPER RATINGS

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
(3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

MIG-1 AND MIG-2 MUNICIPAL NOTES

Moody's ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

                  STANDARD & POOR'S CORPORATION BOND RATINGS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                 MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

10


ZURICH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

July 31, 1997 (value in thousands)


   CORPORATE OBLIGATIONS
   ----------------------------------------------------------------------------------
   BANKING -- 4.3%                     RATE         MATURITY                  VALUE
   ----------------------------------------------------------------------------------
(a)Bankers Trust New York Corp.        5.70%          8/1/97              $    28,497
   ----------------------------------------------------------------------------------
   Credit Lyonnais N.A. Inc.           5.71%          10/21/97                 59,240
   ----------------------------------------------------------------------------------
   Sumitomo Bank
   Capital Markets, Inc.               5.70% - 5.74%  8/11/97 - 8/19/97        99,775
   ----------------------------------------------------------------------------------
                                                                              187,512
   ----------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------
   BUSINESS LOANS -- 24.9%
   ----------------------------------------------------------------------------------
   Ace Overseas Corp.                  5.74% - 5.75%  9/2/97 - 9/8/97          59,664
   ----------------------------------------------------------------------------------
   Astro Capital Corp.                 5.64% - 5.70%  10/1/97 - 10/15/97       49,460
   ----------------------------------------------------------------------------------
   Banner Receivable Corp.             5.68% - 5.83%  8/4/97 - 10/17/97        64,391
   ----------------------------------------------------------------------------------
(a)Beta Finance Inc.                   5.70%          8/1/97                   25,000
   ----------------------------------------------------------------------------------
   Broadway Capital Corp.              5.58% - 5.68%  8/8/97 - 9/22/97         54,840
   ----------------------------------------------------------------------------------
   Corporate Receivables Corp.         5.64% - 5.65%  8/6/97 - 8/20/97         39,914
   ----------------------------------------------------------------------------------
   Eureka Securitization,  Inc.        5.65% - 5.68%  8/25/97 - 9/16/97        34,835
   ----------------------------------------------------------------------------------
   FP Funding Corp.                    5.67% - 5.83%  8/22/97 - 10/2/97        64,536
   ----------------------------------------------------------------------------------
   Gotham Capital Corp.                5.59% - 5.70%  8/7/97 - 10/16/97        74,631
   ----------------------------------------------------------------------------------
   International
   Securitization Corp.                5.64%          8/1/97                   25,000
   ----------------------------------------------------------------------------------
   Jet Funding Corp.                   5.67%          10/31/97                 24,647
   ----------------------------------------------------------------------------------
   Madison Funding Corp.               5.66% - 5.75%  8/5/97 - 8/21/97         74,890
   ----------------------------------------------------------------------------------
   Monte Rosa Capital Corp.            5.53%          8/28/97                  24,897
   ----------------------------------------------------------------------------------
   National Fleet Funding Corp.        5.56%          8/13/97                  39,926
   ----------------------------------------------------------------------------------
   Ranger Funding Corp.                5.66% - 5.67%  8/27/97 - 9/8/97         49,751
   ----------------------------------------------------------------------------------
   Sheffield Receivables Corp.         5.56%          8/15/97                  24,946
   ----------------------------------------------------------------------------------
   Sigma Finance, Inc.                 5.61% - 5.68%  9/19/97 - 10/6/97        74,365
   ----------------------------------------------------------------------------------

                                  RATE            MATURITY          VALUE
   -------------------------------------------------------------------------
   Strategic Asset Funding
   Corp.                      5.57%          8/22/97             $    49,838
   -------------------------------------------------------------------------
   Variable Funding
   Capital Corp.              5.57% - 5.64%  8/4/97 - 9/16/97         69,785
   -------------------------------------------------------------------------
   WCP Funding Inc.           5.66%          8/22/97                  39,869
   -------------------------------------------------------------------------
   Windmill Funding Corp.     5.58%          9/18/97                  49,631
   -------------------------------------------------------------------------
   Working Capital
   Management Co.             5.68%          10/6/97 - 10/20/97       69,199
   -------------------------------------------------------------------------
                                                                   1,084,015

   -------------------------------------------------------------------------
   CAPITAL AND EQUIPMENT LENDING -- 14.8%
   -------------------------------------------------------------------------
   American Honda Finance
   Corp.                      5.57% - 5.61%  8/7/97 - 10/2/97         34,752
                           (a)5.69%          8/8/97                   24,991
   -------------------------------------------------------------------------
   BTM Capital Corp.          5.68% - 5.86%  8/7/97 - 10/15/97        44,689
   -------------------------------------------------------------------------
(a)Caterpillar Financial
   Services Corp.             5.58%          8/28/97                  30,000
   -------------------------------------------------------------------------
   Eiger Capital Corp.        5.56%          8/18/97                  34,909
   -------------------------------------------------------------------------
   Ford Motor Credit Co.      5.53%          8/6/97                   24,981
   -------------------------------------------------------------------------
(a)General Motors
   Acceptance Corp.           5.75%          8/1/97                   24,992
   -------------------------------------------------------------------------
   Golden Manager's
   Acceptance Corp.           5.56% - 5.58%  8/12/97 - 8/26/97        64,836
   -------------------------------------------------------------------------
   Mitsubishi Motors Credit
   of America, Inc.           5.61% - 5.74%  8/12/97 - 9/15/97       114,264
   -------------------------------------------------------------------------
   SRD Finance Inc.           5.60% - 5.71%  8/7/97 - 9/18/97        199,261
   -------------------------------------------------------------------------
   Sanwa Business Credit
   Corp.                   (a)5.69%          8/18/97                  29,998
                              5.58%          8/20/97                  19,941
   -------------------------------------------------------------------------
                                                                     647,614

12

(value in thousands)

     -------------------------------------------------------------------------
      CAPTIVE BUSINESS
      LENDING -- 5.3%            RATE           MATURITY                  VALUE
      -------------------------------------------------------------------------
 (a)  FINOVA Capital Corp.       5.73%          8/13/97             $    66,500
      -------------------------------------------------------------------------
      Oakland-Alameda County
      Coliseum, California       5.70%          9/9/97                   20,000
      -------------------------------------------------------------------------
      Orix America, Inc.         5.68% - 5.81%  8/4/97 - 10/8/97        119,482
      -------------------------------------------------------------------------
      Philip Morris Capital
      Corp.                      5.80%          8/1/97                   25,000
      -------------------------------------------------------------------------
                                                                        230,982

      -------------------------------------------------------------------------
      CONSUMER LENDING -- 4.1%
      -------------------------------------------------------------------------
      Countrywide Funding Corp.  5.55% - 5.60%  8/29/97 - 9/5/97         49,758
      -------------------------------------------------------------------------
 (a,b)GMAC Mortgage
      Corporation of
      Pennsylvania               5.87%          8/1/97                   45,000
      -------------------------------------------------------------------------
 (a)  Household Finance
      Corp.                      5.69%          8/1/97                   45,000
      -------------------------------------------------------------------------
      NS Finance, Inc.           5.64%          10/2/97                  19,808
      -------------------------------------------------------------------------
 (a)  Sears Roebuck
      Acceptance Corp.           5.74%          10/2/97                  10,001
      -------------------------------------------------------------------------
      Transamerica Finance
      Corp.                      5.94%          8/15/97                  10,003
      -------------------------------------------------------------------------
                                                                        179,570

      -------------------------------------------------------------------------
      DIVERSIFIED FINANCE -- 7.8%
      -------------------------------------------------------------------------
      APEX Funding Corp.         5.70% - 5.71%  8/26/97 - 9/2/97         64,712
      -------------------------------------------------------------------------
 (a)  CIT Group Holdings,
      Inc.                       5.62%          8/1/97                   39,991
      -------------------------------------------------------------------------
      Dynamic Funding Corp.      5.64%          8/14/97                  64,868
      -------------------------------------------------------------------------
 (a)  Heller Financial, Inc.     5.75% - 5.83%  8/15/97 - 9/22/97        59,522
      -------------------------------------------------------------------------
      Old Line Funding Corp.     5.64% - 5.67%  8/1/97 - 9/12/97         44,869
      -------------------------------------------------------------------------
      STRAIT Capital Corp.       5.68% - 5.79%  8/29/97 - 9/30/97        64,489
      -------------------------------------------------------------------------
                                                                        338,451


       -------------------------------------------------------------------------
       FINANCIAL
       SERVICES -- 9.8%           RATE            MATURITY             VALUE
       -------------------------------------------------------------------------
  (a)  Bear Stearns Companies
       Inc.                       5.69%          8/6/97 - 8/19/97    $    55,000
       -------------------------------------------------------------------------
  (a)  CS First Boston, Inc.      5.67%          8/1/97                   40,000
       -------------------------------------------------------------------------
  (a)  Goldman Sachs Group,
       L.P.                       5.63%          8/17/97                  55,000
       -------------------------------------------------------------------------
  (a,b)Lehman Brothers
       Holdings Inc.              5.68%          8/20/97                  75,000
       -------------------------------------------------------------------------
  (a)  Merrill Lynch & Co.,
       Inc.                       5.64%          8/8/97 - 8/18/97         49,996
       -------------------------------------------------------------------------
  (a)  Morgan Stanley Group
       Inc.                       5.57%          8/18/97                  25,000
       -------------------------------------------------------------------------
       Nomura Holding America
       Inc.                       5.80% - 5.86%  10/14/97 - 10/27/97      64,160
       -------------------------------------------------------------------------
       Salomon Inc.            (a)5.74%            9/4/97                 30,000
                                  6.13%          11/19/97                 34,364
       -------------------------------------------------------------------------
                                                                         428,520

       -------------------------------------------------------------------------
       HEALTH CARE -- .7%
       -------------------------------------------------------------------------
       Columbia/HCA
       Healthcare Corp.           5.65%          8/18/97                  29,921

       -------------------------------------------------------------------------
       UTILITIES -- 1.8%
       Brazos River Authority,
       Texas                      5.63%          10/14/97                 55,000
       -------------------------------------------------------------------------
       GTE Corp.                  5.56%          8/1/97                   25,000
       -------------------------------------------------------------------------
                                                                          80,000
       -------------------------------------------------------------------------
       TOTAL CORPORATE OBLIGATIONS -- 73.5%
       (AVERAGE MATURITY: 30 DAYS)                                     3,206,585

14

(value in thousands)

 -------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT    RATE           MATURITY                  VALUE
 -------------------------------------------------------------------------
 (a)AmSouth Bank of
    Alabama                 5.59%          8/7/97              $    29,996
 -------------------------------------------------------------------------
 (a)Bankers Trust Co.       5.69%          8/1/97                   26,494
 -------------------------------------------------------------------------
 (a)Comerica Bank           5.67%          8/1/97                   49,984
 -------------------------------------------------------------------------
 (a)CoreStates Bank N.A.    5.66%          8/4/97                   45,000
 -------------------------------------------------------------------------
 (a)First National Bank of
    Boston                  5.63% - 5.67%  8/1/97 - 10/23/97        49,984
 -------------------------------------------------------------------------
 (a)Key Bank, N.A.          5.64%          8/1/97                   34,999
 -------------------------------------------------------------------------
    MBNA America Bank N.A.  5.69%          8/4/97                   45,000
 -------------------------------------------------------------------------
 (a)Morgan Guaranty Trust   5.63%          8/1/97                   19,994
 -------------------------------------------------------------------------
 (a)Old Kent Bank           5.69%          8/1/97                   49,995
 -------------------------------------------------------------------------
 (a)PNC Bank, N.A.          5.60%          8/1/97                   39,992
 -------------------------------------------------------------------------
    TOTAL CERTIFICATES OF DEPOSIT -- 9.0%
    (AVERAGE MATURITY: 6 DAYS)                                     391,438
 -------------------------------------------------------------------------

                                                                        15

 -------------------------------------------------------------------------
 (c) REPURCHASE AGREEMENTS  RATE           MATURITY                  VALUE
 -------------------------------------------------------------------------
 (DATED 5/97 AND 7/97, COLLATERALIZED BY FEDERAL HOME LOAN
 MORTGAGE CORP. AND FEDERAL NATIONAL MORTGAGE ASSOCIATION SECURITIES)
 Chase Securities, Inc.
 (held at The Chase
 Manhattan Bank)            5.55%          8/18/97 - 9/11/97   $   115,000
 -------------------------------------------------------------------------
 Goldman, Sachs & Co.
 (held at The Bank of New
 York)                      5.62%          8/6/97                   25,000
 -------------------------------------------------------------------------
 Nomura Securities
 International, Inc.
 (held at The Bank of New
 York)                      5.80%          8/7/97 - 8/11/97        100,000
 -------------------------------------------------------------------------
 Salomon Brothers, Inc.
 (held at The Bank of New
 York)                      5.55% - 5.70%  8/8/97 - 9/30/97        430,000
 -------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS -- 15.4%
 (AVERAGE MATURITY: 35 DAYS)                                       670,000

--------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY NOTES
--------------------------------------------------------------------------
 (a) Federal National
     Mortgage Association   5.36%          8/5/97                   54,648
 -------------------------------------------------------------------------
 (a) Student Loan
     Marketing Association  5.49%          8/5/97                   43,895
 -------------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCY NOTES -- 2.2%
 (AVERAGE MATURITY: 4 DAYS)                                         98,543
 -------------------------------------------------------------------------
 TOTAL INVESTMENTS -- 100.1%
 (AVERAGE MATURITY: 29 DAYS)                                     4,366,566
 -------------------------------------------------------------------------
 LIABILITIES, LESS CASH AND OTHER ASSETS -- (.1%)                   (4,631)
 -------------------------------------------------------------------------
 NET ASSETS -- 100%                                            $ 4,361,935

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS.

16


ZURICH GOVERNMENT MONEY FUND

PORTFOLIO OF INVESTMENTS

JULY 31, 1997 (VALUE IN THOUSANDS)

-------------------------------------------------------------------------------------
 SHORT-TERM NOTES               RATE            MATURITY                       VALUE
-------------------------------------------------------------------------------------
 (ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES)
 (a)Agency for
    International Development
    Government of Israel      5.72%           8/5/97                        $   7,479
 ------------------------------------------------------------------------------------
 (a)Export-Import Bank of
    the United States
    Cathay Pacific Airways
    Limited                   5.75%           8/13/97                           4,458
    KA Leasing, Ltd.          5.75%           8/15/97                          13,699
    Kuwait Investment
    Authority                 5.75%           8/15/97                          19,033
    VARIG Brazilian Airlines  5.75%           10/15/97                          5,618
 ------------------------------------------------------------------------------------
 Federal Home Loan Bank
                           (a)5.49% - 5.77%   8/2/97 - 8/24/97                 24,099
                              5.99%           9/18/97                           9,999
 ------------------------------------------------------------------------------------
 Federal Home Loan Mortgage
 Corp.                        6.16%           9/1/97                            6,297
 ------------------------------------------------------------------------------------
 Federal National Mortgage Association
                           (a)5.36% - 5.60%   8/1/97 - 8/24/97                 62,702


                              6.10%           9/3/97                            4,998
 ------------------------------------------------------------------------------------
 (a)Overseas Private
    Investment Corp.
    International Paper Co.   5.70%           8/15/97                           5,400
    Omolon                    5.66%           8/5/97                           27,750
 ------------------------------------------------------------------------------------
 (a)Student Loan Marketing
    Association               5.48%           8/5/97                          142,496
 ------------------------------------------------------------------------------------
 TOTAL SHORT-TERM NOTES -- 49.8%
 (AVERAGE MATURITY: 9 DAYS)                                                   334,028

 ------------------------------------------------------------------------------
 (c) REPURCHASE AGREEMENTS       RATE            MATURITY              VALUE
 ------------------------------------------------------------------------------
      (DATED 6/97 AND 7/97, COLLATERALIZED BY FEDERAL HOME LOAN
      MORTGAGE CORP., FEDERAL NATIONAL MORTGAGE ASSOCIATION AND
      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES)
      Bear, Stearns & Co. Inc.
                                 5.65% - 5.67%   8/4/97 - 8/6/97     $  26,000
                              (b)5.65% -
                                 5.69%           8/13/97 - 9/24/97      48,000
      ------------------------------------------------------------------------
      Chase Securities, Inc.
      (held at The Chase
      Manhattan Bank)            5.63% - 5.65%   8/4/97 - 10/8/97        9,000
      ------------------------------------------------------------------------
      Donaldson, Lufkin & Jenrette Securities Corp.
      (held at The Bank of New
      York)                      5.62%           8/6/97                 20,000
      ------------------------------------------------------------------------
      Morgan Stanley & Co. Inc.
      (held at The Bank of New
      York)                      5.55% - 5.60%   8/20/97 - 9/17/97      54,000
      ------------------------------------------------------------------------
      Nikko Securities Co. International, Inc.
      (held at The Bank of New
      York)                      5.57%           8/6/97                 30,000
      ------------------------------------------------------------------------
      Nomura Securities International, Inc.
      (held at The Bank of
      New York)                  5.65% - 5.71%   8/6/97 - 9/10/97       48,000
      ------------------------------------------------------------------------
      Salomon Brothers Inc.
      (held at The Bank of New
      York)                      5.55% - 5.71%   8/20/97 - 10/28/97    100,000
      ------------------------------------------------------------------------
      TOTAL REPURCHASE AGREEMENTS -- 49.9%
      (AVERAGE MATURITY: 31 DAYS)                                      335,000
      ------------------------------------------------------------------------
      TOTAL INVESTMENTS -- 99.7%
      (AVERAGE MATURITY: 20 DAYS)                                      669,028

      ------------------------------------------------------------------------
      OTHER ASSETS, LESS LIABILITIES -- .3%                              2,111
      ------------------------------------------------------------------------
      NET ASSETS -- 100%                                             $ 671,139

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS.

  18


Zurich Tax-Free Money Fund
portfolio of investments

July 31, 1997 (value in thousands)

                      (A) VARIABLE RATE DEMAND SECURITIES
 ALABAMA                      RATE                                VALUE
 -------------------------------------------------------------------------
 Livingston,
 Industrial Development Board 4.00%                               $ 3,900


 CALIFORNIA
 -------------------------------------------------------------------------
 Kern County,
 Community College District   4.10%                                  4,610
 -------------------------------------------------------------------------
 Los Angeles,
 Harbor Improvement Corp.     3.95%                                 11,500

 FLORIDA
 -------------------------------------------------------------------------
 Dade County, Aviation
 Facilities Revenue           3.90%                                  7,900

 GEORGIA
 -------------------------------------------------------------------------
 Cartersville,
 Industrial Development
 Revenue                      4.05%                                  3,600
 -------------------------------------------------------------------------
 Fulton County, Development
 Authority                    3.80%                                  7,145

 ILLINOIS
 -------------------------------------------------------------------------
 Development Finance
 Authority                    3.91%                                 28,665
 -------------------------------------------------------------------------
 Health Facilities Authority  3.75%                                  8,285
 -------------------------------------------------------------------------
 Hillside, Economic
 Development Authority        3.85%                                  6,000
 -------------------------------------------------------------------------
 Mundelein,
 Industrial Development
 Revenue                      3.85%                                  6,500
 -------------------------------------------------------------------------
 Springfield,
 Industrial Development
 Revenue                      3.80%                                  6,500
 -------------------------------------------------------------------------
 Student Assistance
 Commission                   3.75%                                  6,700
 -------------------------------------------------------------------------
 Woodridge,
 Industrial Development
 Revenue                      3.88%                                  4,100

 INDIANA                      RATE                                  VALUE
 -------------------------------------------------------------------------
 Health Facility
 Financing Authority          3.70%                                 $6,645
 -------------------------------------------------------------------------
 Ossian, Economic Development
 Revenue                      3.80%                                  4,000
 KANSAS
 Kansas City, Pollution
 Control Revenue              3.80%                                  4,350
 KENTUCKY
 Development Finance
 Authority                    3.75%                                  7,880
 -------------------------------------------------------------------------
 Lexington-Fayette,
 Urban County Government
 Industrial Building Revenue  4.05%                                  4,800
 -------------------------------------------------------------------------
 Mayfield,
 Multi-City Lease Revenue     3.75%                                  6,000
 -------------------------------------------------------------------------
 Todd County,
 Industrial Development
 Revenue                      3.80%                                  2,400
 MINNESOTA
 Minneapolis, Community
 Development Agency           3.75%                                  5,000
 -------------------------------------------------------------------------
 Owatonna, Hospital Revenue   3.80%                                  6,805
 MISSOURI
 Kirksville, Industrial
 Development Authority        4.00%                                  6,900
 NEVADA
 Department of Commerce       4.05%                                  4,650
 NEW HAMPSHIRE
 Business Finance Authority   3.80%                                  8,000
 NEW MEXICO
 Belen, Industrial
 Development Revenue          3.80%                                  5,000
 -------------------------------------------------------------------------
 Farmington, Pollution
 Control Revenue              3.71%                                 10,500

20

(value in thousands)

 NORTH CAROLINA               RATE                                 VALUE
 -------------------------------------------------------------------------
 Medical Care Commission,
 Retirement Community Revenue 3.70%                                $10,000
 PENNSYLVANIA
 -------------------------------------------------------------------------
 Berks County, Redevelopment
 Authority                    4.29%                                  8,000
 -------------------------------------------------------------------------
 Emmaus, General Authority
 Revenue                      3.70%                                 20,200
 -------------------------------------------------------------------------
 Philadelphia, Authority for
 Industrial Development       3.90%                                 13,750

 TENNESSEE
 -------------------------------------------------------------------------
 Clarksville,
 Public Building Authority    3.70%                                  7,000
 -------------------------------------------------------------------------
 Maury County,
 Industrial Development Board 3.85%                                  2,500
                              TEXAS
 Bexar County,
 Housing Finance Corp.        4.23%                                  5,500
 -------------------------------------------------------------------------
 Trinity River Authority      3.80%                                  9,200

 VIRGINIA
 -------------------------------------------------------------------------
 Loudoun County, Industrial
 Development Authority        3.90%                                  6,425
 WASHINGTON
 Port Angeles, Industrial
 Development Corp.            4.00%                                 10,100

 WISCONSIN
 -------------------------------------------------------------------------
 Eau Claire,
 Solid Waste Disposal Revenue 3.75%                                  9,000
 -------------------------------------------------------------------------
 TOTAL VARIABLE RATE DEMAND SECURITIES -- 37.6%
 (AVERAGE MATURITY: 6 DAYS)                                        290,010


==============================================================================
 OTHER SECURITIES
==============================================================================
------------------------------------------------------------------------------
 ALASKA                       RATE           MATURITY             VALUE
------------------------------------------------------------------------------
 Valdez,
 Marine Terminal Revenue      3.80% - 3.85%  08/08/97 - 10/08/97     $  22,875

------------------------------------------------------------------------------
 ARIZONA
------------------------------------------------------------------------------
 Salt River Project,
 Agricultural Improvement and
 Power District               3.75% - 3.85%  08/08/97 - 11/14/97        23,200

------------------------------------------------------------------------------
 COLORADO
------------------------------------------------------------------------------
 Platte River Power Authority 3.80% - 3.90%  08/18/97 - 10/15/97         9,900
------------------------------------------------------------------------------
 DISTRICT OF COLUMBIA
------------------------------------------------------------------------------
 General Obligation           3.98%          09/30/97 - 10/08/97        14,005

------------------------------------------------------------------------------
 FLORIDA
------------------------------------------------------------------------------
 Jacksonville, Electric
 Authority                    3.85%          08/11/97                    8,000
 -----------------------------------------------------------------------------
 Orange County                3.80% - 3.90%  08/11/97 - 08/12/97        14,700
 -----------------------------------------------------------------------------
 Sarasota County, Public
 Hospital District            3.80%          09/18/97                    7,450
 -----------------------------------------------------------------------------
 Sunshine State, Governmental
 Financing Commission         3.80%          08/13/97 - 08/14/97        13,400

------------------------------------------------------------------------------
 GEORGIA
------------------------------------------------------------------------------
 Municipal Electric Authority 3.75%          08/12/97                    5,100
 -----------------------------------------------------------------------------
 Municipal Gas Authority      3.80%          08/18/97 - 11/13/97         9,000

------------------------------------------------------------------------------
 ILLINOIS
------------------------------------------------------------------------------
 Chicago, General Obligation  3.75%          08/26/97                    5,000
 -----------------------------------------------------------------------------
 Development Finance
 Authority                    4.15%          02/2/98                     4,505
 -----------------------------------------------------------------------------
 Educational Facilities
 Authority                    3.80%          08/15/97 - 11/13/97        12,210

22

(VALUE IN THOUSANDS)

--------------------------------------------------------------------------
 INDIANA                     RATE            MATURITY          VALUE
--------------------------------------------------------------------------
 Jasper County,
 Pollution Control Revenue   3.80% - 3.90%  8/13/97 - 11/12/97   $  26,350
 -------------------------------------------------------------------------
 Mount Vernon,
 Pollution Control and Solid
 Waste Disposal Revenue      3.80%          11/14/97                 7,400
 -------------------------------------------------------------------------
 Sullivan,
 Pollution Control Revenue   3.75%          11/12/97                 3,400

--------------------------------------------------------------------------
 KANSAS
--------------------------------------------------------------------------
 Burlington, Pollution
 Control Revenue             3.80% - 3.90%  8/12/97 - 11/13/97      12,850
--------------------------------------------------------------------------
 KENTUCKY
--------------------------------------------------------------------------
 Danville,
 Multi-City Lease Revenue    3.85%          8/8/97                  13,000
 -------------------------------------------------------------------------
 Pendleton County,
 Multi-County Lease Revenue  3.80%          8/13/97 - 9/11/97       12,740
--------------------------------------------------------------------------
 MARYLAND
--------------------------------------------------------------------------
 Anne Arundel County,
 Port Facilities Revenue     3.80% - 3.90%  8/12/97 - 10/14/97      21,400
--------------------------------------------------------------------------
 MISSOURI
--------------------------------------------------------------------------
 Environmental Improvement
 and Energy Authority,
 Pollution Control Revenue   3.75%          8/12/97                  2,500
--------------------------------------------------------------------------
 NEW HAMPSHIRE
--------------------------------------------------------------------------
 Business Finance Authority  3.85% - 3.95%  8/13/97 - 10/21/97       6,500

--------------------------------------------------------------------------
 NEW YORK                        RATE            MATURITY          VALUE
--------------------------------------------------------------------------
 Nassau County,
 Revenue Anticipation Notes  3.85%          4/10/98              $   8,021
 -------------------------------------------------------------------------
 New York City
   General Obligation        4.02%          8/1/97                   9,000
   Municipal Water Finance
   Authority                 3.75% - 3.85%  8/11/97 - 11/6/97       13,000
--------------------------------------------------------------------------
 NORTH CAROLINA
--------------------------------------------------------------------------
 Eastern Municipal Power
 Agency                      3.75% - 3.80%  10/15/97 - 11/13/97      7,675
 -------------------------------------------------------------------------
 Municipal Power Agency      3.75% - 3.85%  8/13/97 - 11/12/97      19,500
--------------------------------------------------------------------------
 OHIO
--------------------------------------------------------------------------
 Air Quality Development
 Authority                   3.75%          8/11/97 - 8/12/97       14,300
--------------------------------------------------------------------------
 OKLAHOMA
--------------------------------------------------------------------------
 Oklahoma County, Industrial
 Authority                   3.95%          9/2/97                   7,805
--------------------------------------------------------------------------
 PENNSYLVANIA
--------------------------------------------------------------------------
 Philadelphia, Gas Works
 Revenue                     3.85%          8/21/97                  5,000
--------------------------------------------------------------------------
 TEXAS
--------------------------------------------------------------------------
 Austin,
 Combined Utility Systems    3.80%          11/13/97                 3,247
 -------------------------------------------------------------------------
 Brazoria County, Brazos
 River Harbor Navigation
 District                    3.90%          8/12/97                  6,100
 -------------------------------------------------------------------------
 Dallas, Area Rapid Transit  3.75% - 3.85%  8/14/97 - 10/15/97      11,600
 -------------------------------------------------------------------------
 Harris County, Health
 Facilities Development
 Corp.                       3.90%          8/18/97 - 8/19/97       15,000
 -------------------------------------------------------------------------
 Houston, Water and Sewer
 System                      3.80%          11/13/97                 6,000
 -------------------------------------------------------------------------

24

(VALUE IN THOUSANDS)

--------------------------------------------------------------------------
 TEXAS (CONTINUED)              RATE            MATURITY          VALUE
--------------------------------------------------------------------------
 Municipal Power Agency      3.70% - 3.85%  8/13/97 - 10/14/97   $  29,125
 -------------------------------------------------------------------------
 Public Finance Authority    3.85%          8/14/97                 11,000
 -------------------------------------------------------------------------
 San Antonio,
 Electric and Gas Systems    3.75% - 3.85%  8/18/97 - 10/14/97      14,000
 -------------------------------------------------------------------------
 Tax and Revenue
 Anticipation
 Notes                       3.95%          8/29/97                  4,503
 -------------------------------------------------------------------------
 UTAH
 -------------------------------------------------------------------------
 Intermountain Power Agency  3.75% - 3.80%  10/14/97 - 11/13/97      7,800
 -------------------------------------------------------------------------
 Tooele County,
 Waste Treatment Revenue     4.25%          9/11/97                  6,500
 -------------------------------------------------------------------------
 VIRGINIA
 -------------------------------------------------------------------------
 Chesterfield County,
 Industrial Development
 Authority                   3.80% - 3.85%  8/8/97 - 10/8/97        16,350
 -------------------------------------------------------------------------
 Louisa County, Industrial
 Development Authority       3.80%          8/13/97                  2,400
 -------------------------------------------------------------------------
 Norfolk, Industrial
 Development Authority       3.75%          8/11/97                  5,000
 -------------------------------------------------------------------------
 TOTAL OTHER SECURITIES -- 62.0%
 (AVERAGE MATURITY: 44 DAYS)                                       478,411
 -------------------------------------------------------------------------
 TOTAL INVESTMENTS -- 99.6%
 (AVERAGE MATURITY: 29 DAYS)                                       768,421
 -------------------------------------------------------------------------
 OTHER ASSETS, LESS LIABILITIES -- .4%                               2,894
 -------------------------------------------------------------------------
 NET ASSETS -- 100%                                              $ 771,315

NOTES TO
PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at July 31, 1997. The dates shown represent the demand date or next interest rate change date. Securities in the Zurich Tax-Free Money Fund shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At July 31, 1997, the aggregate value of illiquid securities was $120,000,000 in the Zurich Money Market Fund and $48,000,000 in the Zurich Government Money Fund, which represented 2.8% and 7.2% respectively, of net assets.

(c) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Funds' custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Funds so that its market value exceeds the carrying value of the repurchase agreement.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26


REPORT OF
INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES        We have audited the accompanying statement of
AND SHAREHOLDERS             assets and liabilities, including the portfolios of
ZURICH MONEY FUNDS           investments, of Zurich Money Market Fund, Zurich
                             Government Money Fund and Zurich Tax-Free Money
                             Fund, comprising Zurich Money Funds (formerly
                             Kemper Money Funds), as of July 31, 1997, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since
                             1993. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                             We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Zurich Money Funds at July 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1993, in conformity with generally accepted accounting principles.

                                                           ERNST & YOUNG LLP

                                 Chicago, Illinois

                                 September 17, 1997

28


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

July 31, 1997
 (IN THOUSANDS)


 --------------------------------------------------------------------
             ASSETS              MONEY MARKET   GOVERNMENT   TAX-FREE
 --------------------------------------------------------------------
 Investments, at amortized
 cost:
   Short-term securities          $3,696,566     334,028     768,421
 --------------------------------------------------------------------
   Repurchase agreements             670,000     335,000          --
 --------------------------------------------------------------------
 Cash                                 15,221          --          --
 --------------------------------------------------------------------
 Receivable for:
   Interest                            8,670       4,809       3,655
 --------------------------------------------------------------------
   Fund shares sold                   15,943       1,311       2,108
 --------------------------------------------------------------------
   Securities sold                        --          --          95
 --------------------------------------------------------------------
 TOTAL ASSETS                      4,406,400     675,148     774,279

 --------------------------------------------------------------------
                        LIABILITIES AND NET ASSETS
 --------------------------------------------------------------------
 Cash overdraft                           --       1,287         260
 --------------------------------------------------------------------
 Payable for:
   Dividends                           3,779         580         438
 --------------------------------------------------------------------
   Fund shares redeemed               38,469       1,695       1,797
 --------------------------------------------------------------------
   Management fee                        985         151         172
 --------------------------------------------------------------------
   Custodian and transfer agent
   fees and related expenses             455          99          78
 --------------------------------------------------------------------
   Trustees' fees and other              777         197         219
 --------------------------------------------------------------------
 TOTAL LIABILITIES                    44,465       4,009       2,964
 -------------------------------------------------------------------
 NET ASSETS APPLICABLE TO
 SHARES OUTSTANDING               $4,361,935     671,139     771,315

 --------------------------------------------------------------------
                          THE PRICING OF SHARES
 --------------------------------------------------------------------
 Shares outstanding                4,361,935     671,139     771,315
 --------------------------------------------------------------------
 Net asset value and redemption
 price per share                      $1.00         1.00        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 STATEMENT OF OPERATIONS

YEAR ENDED JULY 31, 1997
 (IN THOUSANDS)

 --------------------------------------------------------------------
     NET INVESTMENT INCOME       MONEY MARKET   GOVERNMENT   TAX-FREE
 --------------------------------------------------------------------
 Interest income                   $242,771       39,324      28,503
 --------------------------------------------------------------------
 Expenses:
   Management fee                    11,666        1,894       2,068
 --------------------------------------------------------------------
   Custodian and transfer agent
   fees and related expenses          7,039        1,045         630
 --------------------------------------------------------------------
   Reports to shareholders              433           79          71
 --------------------------------------------------------------------
   Registration costs                    85           75          57
 --------------------------------------------------------------------
   Professional fees                     86           14          16
 --------------------------------------------------------------------
   Trustees' fees and other             134           23          26
 --------------------------------------------------------------------
      Total expenses                 19,444        3,130       2,868
 --------------------------------------------------------------------
 Net investment income             $223,327       36,194      25,635

30

YEARS ENDED JULY 31, 1997 AND 1996
 (IN THOUSANDS)
 STATEMENT OF CHANGES IN NET ASSETS

 ----------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
 ----------------------------------------------------------------
 Net investment income
 ----------------------------------------------------------------
 Net realized loss
 ----------------------------------------------------------------
 Change in unrealized depreciation
 ----------------------------------------------------------------
 Dividends to shareholders from net investment income
 ----------------------------------------------------------------
 Capital share transactions
 (dollar amounts and number of shares are the same):
        Shares sold
 ----------------------------------------------------------------
        Shares issued in reinvestment of dividends
 ================================================================
        Shares redeemed
 ----------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS AND
 TOTAL INCREASE (DECREASE) IN NET ASSETS

                            NET ASSETS
 Beginning of year
 ----------------------------------------------------------------
 END OF YEAR

========================================================================
           MONEY MARKET             GOVERNMENT             TAX-FREE
========================================================================

------------------------------------------------------------------------
        1997          1996        1997       1996       1997       1996
------------------------------------------------------------------------
    $   223,327      214,849     36,194     33,708     25,635     25,511
------------------------------------------------------------------------
             --      (28,328)        --         --         --         --
------------------------------------------------------------------------
             --       28,328         --         --         --         --
------------------------------------------------------------------------
       (223,327)    (214,849)   (36,194)   (33,708)   (25,635)   (25,511)
------------------------------------------------------------------------



      6,067,490    5,752,934    704,736    728,317    861,149    753,317
------------------------------------------------------------------------
        215,732      207,091     34,766     32,576     25,063     24,739
------------------------------------------------------------------------
      6,283,222    5,960,025    739,502    760,893    886,212    778,056
------------------------------------------------------------------------
     (6,147,062)  (5,759,348)  (740,404)  (692,453)  (843,915)  (809,181)
------------------------------------------------------------------------
        136,160      200,677       (902)    68,440     42,297    (31,125)



========================================================================
      4,225,775    4,025,098    672,041    603,601    729,018    760,143
------------------------------------------------------------------------
    $ 4,361,935    4,225,775    671,139    672,041    771,315    729,018

32

NOTES TO FINANCIAL STATEMENTS

 1. DESCRIPTION OF THE FUNDS

                        Zurich Money Funds (the Trust) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three series of shares. Zurich Money Market Fund invests primarily in short-term high quality obligations of major banks and corporations. Zurich Government Money Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. Zurich Tax-Free Money Fund invests in short-term high quality municipal securities.

--------------------------------------------------------------------------------
 2. SIGNIFICANT ACCOUNTING POLICIES

                        INVESTMENT VALUATION. Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

                        INVESTMENT TRANSACTIONS AND INTEREST INCOME.
                        Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

                        EXPENSES. Expenses arising in connection with a Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

                        FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Fund determines its net asset value per share (NAV) by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for Zurich Money Market Fund and Zurich Government Money

                        Fund and at 11:00 a.m. and 3:00 p.m. Chicago time for Zurich Tax-Free Money Fund. Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

                        FEDERAL INCOME TAXES. Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no Federal income tax provision is required.

-------------------------------------------------------------------------------

 3. TRANSACTIONS WITH AFFILIATES

                        MANAGEMENT AGREEMENT. The Trust has a management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee at an annual rate of .50% of the first $215 million of average daily net assets declining to .25% of average daily net assets in excess of $800 million. During the year ended July 31, 1997, the Trust incurred management fees of $15,628,000.

                        SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Funds' transfer agent, Zurich Kemper Service Company (ZKSvC) (formerly known as Kemper Service Company) is the shareholder service agent of the Trust. Under the agreement, ZKSvC received shareholder services fees of $6,391,000 for the year ended July 31, 1997.

                        OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of ZKI. During the year ended July 31, 1997, the Trust made no payments to its officers and incurred trustees' fees of $63,000 to independent trustees.

34





FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------
 ZURICH MONEY MARKET FUND
---------------------------------------------------------------------------------------------
Years ended July 31

---------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
                                 1997             1996         1995         1994         1993
---------------------------------------------------------------------------------------------
 Net asset value,
 beginning of year             $     1.00         1.00         1.00         1.00         1.00
---------------------------------------------------------------------------------------------
 Net investment income
 and dividends declared               .05          .05          .05          .03          .03
---------------------------------------------------------------------------------------------
 Net asset value, end
 of year                       $     1.00         1.00         1.00         1.00         1.00
---------------------------------------------------------------------------------------------
 TOTAL RETURN                        5.27%        5.34         5.34         3.20         2.96


---------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------
 Expenses                             .45%         .50          .52          .52          .52
---------------------------------------------------------------------------------------------
 Net investment
 income                              5.14%        5.20         5.19         3.14         2.92
---------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
  Net assets at end of
  year (in thousands)         $ 4,361,935    4,225,775    4,025,098    4,148,789    4,499,930

Note: Zurich Money Market Fund's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.62%.

 ----------------------------------------------------------------------------
 ZURICH GOVERNMENT MONEY FUND
 ----------------------------------------------------------------------------
Years ended July 31

 ----------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
                            1997       1996       1995       1994       1993
 ----------------------------------------------------------------------------
 Net asset value,
 beginning of year          $1.00       1.00       1.00       1.00       1.00
 ----------------------------------------------------------------------------
 Net investment
 income and
 dividends
 declared                     .05        .05        .05        .03        .03
 ----------------------------------------------------------------------------
 Net asset value,
 end of year                $1.00       1.00       1.00       1.00       1.00
 ----------------------------------------------------------------------------
 TOTAL RETURN                5.26%      5.34       5.36       3.20       2.97
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 ----------------------------------------------------------------------------
 Expenses                     .44%       .46        .46        .47        .45
 ----------------------------------------------------------------------------
 Net investment
 income                      5.13%      5.20       5.21       3.15       2.94
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 SUPPLEMENTAL DATA
 ----------------------------------------------------------------------------
 Net assets at end
 of year
 (in thousands)          $671,139    672,041    603,601    707,368    694,303

36

 ZURICH TAX-FREE MONEY FUND
Years ended July 31

 PER SHARE OPERATING PERFORMANCE
                           1997       1996       1995       1994       1993
 ----------------------------------------------------------------------------
 Net asset value,
 beginning of year          $1.00       1.00       1.00       1.00       1.00
 ----------------------------------------------------------------------------
 Net investment income
 and dividends declared       .03        .03        .03        .02        .02
 ----------------------------------------------------------------------------
 Net asset value, end
 of year                    $1.00       1.00       1.00       1.00       1.00
 -----------------------------------------------------------------
 TOTAL RETURN               3.39%       3.44       3.53       2.33       2.39

                   RATIOS TO AVERAGE NET ASSETS
 ----------------------------------------------------------------------------
 Expenses                    .37%        .39        .40        .41        .39
 ----------------------------------------------------------------------------
 Net investment income      3.33%       3.38       3.46       2.30       2.36


                         SUPPLEMENTAL DATA
 ----------------------------------------------------------------------------
 Net assets at end of
 year (in thousands)     $771,315    729,018    760,143    792,131    758,630

 FEDERAL TAX STATUS OF 1997 DIVIDENDS

                        All of the dividends from Zurich Money Market
                        Fund and Zurich Government Money Fund are taxable as ordinary income. All of the dividends from Zurich Tax-Free Money Fund constitute tax-exempt interest which is not taxable for federal income tax purposes; however, a portion of the dividends paid may be includable in the alternative minimum tax calculation.

                        These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the Funds to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

                              ZURICH MONEY FUNDS

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

  (a) Financial Statements

    (i) Financial statements included in Part A of the Registration
        Statement:   Financial Highlights.

    (ii) Financial statements included in Part B of the Registration
         Statement:

              Statements of assets and liabilities--July 31, 1997.
              Statements of operations for the year ended July 31, 1997. Statements of changes in net assets for each of the two years in the period ended July 31, 1997.
              Portfolios of investments--July 31, 1997.
              Notes to financial statements.

    Schedules II, III, IV and V are omitted as the required information is not present.

    Schedule I has been omitted as the required information is presented in the portfolios of investments at July 31, 1997.

  (b) Exhibits

     99.B1(a)  Amended and Restated Agreement and Declaration of Trust.(1)
     99.B1(b)  Written Instrument Amending the Agreement and Declaration of
                 Trust.(1)
     99.B1(c)  Written Instrument Amending the Agreement and Declaration of
                 Trust.(1)
     99.B1(d)  Written Instrument Amending the Agreement and Declaration of
                 Trust.(3)
     99.B1(e)  Written Instrument Amending the Agreement and Declaration of
                 Trust
     99.B2     By-Laws.(1)
     99.B3     Inapplicable.
     99.B4(a)  Text of Share Certificate.(1)
     99.B4(b)  Written Instrument Changing Name of Series of the Trust.(3)
     99.B4(c)  Written Instrument Changing the Name of Series of the Trust.
     99.B5     Investment Management Agreement.(3)
     99.B6(a)  Underwriting Agreement.(3)
     99.B6(b)  Selling Group Agreement.(1)
     99.B7     Inapplicable.
     99.B8(a)  Custody Agreement.(1)
     99.B9(a)  Agency Agreement.(1)
     99.B9(b)  Supplement to Agency Agreement.(3)
     99.B10    Inapplicable.
     99.B11    Report and Consent of Independent Auditors.
     99.B12    Inapplicable.
     99.B13    Inapplicable.
     99.B14(a) Kemper Retirement Plan Prototype.(1)
     99.B14(b) Model Individual Retirement Account.(1)
     99.B15    Inapplicable.
     99.B16    Performance Calculations.(2)
     99.B18    Inapplicable.
     99.B24    Powers of Attorney.(1)
     27.1      Financial Data Schedule for Money Market Fund
     27.2      Financial Data Schedule for Government Money Fund
     27.3      Financial Data Schedule for Tax-Free Money Fund
     99.485(b) Representation of Counsel (Rule 485 (b)).

    --------

    (1) Incorporated herein by reference to Amendment No. 41 on Form N-1A filed on November 16, 1995.

    (2) Incorporated herein by reference to Amendment No. 40 on Form N-1A filed on or about October 31, 1994.

    (3) Incorporated herein by reference to Amendment No. 42 on Form N-1A filed on or about November 6, 1996.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  Inapplicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

  As of October 31, 1997, there were 224,724 holders of record of the Money Market Fund, 27,072 holders of record of the Government Money Fund and 16,666 holders of record of the Tax-Free Money Fund.

ITEM 27. INDEMNIFICATION

  Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.
  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28(a) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information pertaining to business and other connections of the Registrant's investment advisers is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager and Underwriter" and to the section of the Statement of Additional Information captioned "Investment Manager and Underwriter".

     Zurich Kemper Investments, Inc., investment adviser of the Registrant, is investment adviser of:

Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund
Zurich Money Funds
Kemper National Tax-Free Income Series
Kemper Diversified Income Fund

Kemper High Yield Series
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust

Investors Municipal Cash Fund
Kemper Value Plus Growth Fund
Kemper Quantitative Equity Fund
Kemper Horizon Fund
Kemper Europe Fund
Kemper Asian Growth Fund
Kemper Aggressive Growth Fund
Zurich YieldWise Money Fund
Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund

     Zurich Kemper Investments, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Investors Fund Series and Kemper International Bond Fund.

Item 28(b)(i) Business and Other Connections of Officers and Directors of Zurich Kemper Investments, Inc., the Investment Adviser

TIMBERS, STEPHEN B.
     Director, President, Chief Executive Officer and Chief Investment Officer,
               Zurich Kemper Investments, Inc.
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Chairman, Zurich Kemper Service Company
     Director, Zurich Kemper Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, President, Kemper International Management, Inc. Trustee and
               President, Kemper Funds
     Director, The LTV Corporation
     Governor, Investment Company Institute

NEAL, JOHN E.
     Director, Zurich Kemper Investments, Inc.
     President, Kemper Funds Group, a unit of Zurich Kemper Investments, Inc. Director, President, Zurich Kemper Service Company
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Zurich Kemper Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, Community Investment Corporation
     Director, Continental Community Development Corporation
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.
     Director, RespiteCare
     Director, Urban Shopping Centers, Inc.
     Vice President, Kemper Funds

CHAPMAN, II, WILLIAM E.
     President, Kemper Retirement Plans Group, a unit of Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Distributors, Inc. Executive Vice President, Zurich Kemper Service Company

VOGEL, VICTOR E.
     Senior Executive Vice President, Zurich Kemper Investments, Inc. Trustee, Zurich Kemper Investments, Inc. Profit Sharing Plan & Money Purchase Pension Plan
     Executive Vice President, Zurich Kemper Service Company

BEIMFORD, JR., JOSEPH P.
     Executive Vice President, Zurich Kemper Investments, Inc. Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Galaxy Offshore, Inc.
     Vice President, Investors Cash Trust
     Vice President, Kemper Adjustable Rate U.S. Government Fund Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Global Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Income and Capital Preservation Fund Vice President, Kemper Intermediate Government Trust
     Vice President, Kemper International Bond Fund
     Vice President, Kemper Investors Fund
     Vice President, Zurich Money Funds
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Municipal Income Trust
     Vice President, Kemper National Tax-Free Income Series
     Vice President, Kemper Portfolios
     Vice President, Kemper State Tax-Free Income Series
     Vice President, Kemper Strategic Income Fund
     Vice President, Kemper Strategic Municipal Income Trust Vice President, Kemper U.S. Government Securities Fund
     Vice President, Tax-Exempt California Money Market Fund Vice President, Tax-Exempt New York Money Market Fund

     Managing Director, Zurich Investment Management, Inc.

DUDASIK, PATRICK H.
     Executive Vice President and Chief Financial Officer, Zurich Kemper Investments, Inc.
     Executive Vice President, Chief Financial Officer and Treasurer,
     Zurich Kemper Value Advisors, Inc.
     Chief Financial Officer and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Service Company Treasurer, ZKI Agency, Inc.

FROEHLICH, PH.D, ROBERT J.
     Executive Vice President, Chief Investment Strategist, Zurich Kemper Investments, Inc.

GREENAWALT, JAMES L.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, President, Zurich Kemper Distributors, Inc.
     Director, President, ZKI Agency, Inc.

LANGBAUM, GARY A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Investors Fund

MANZONI, JR., CHARLES R.
     Executive Vice President, Secretary & General Counsel, Zurich Kemper Investments, Inc.
     Vice President, Kemper Funds
     Secretary, ZKI Agency, Inc.
     Secretary, Zurich Kemper Service Company
     Secretary, Zurich Kemper Distributors, Inc.
     Secretary, ZKI Holding Corporation
     Secretary, Zurich Investment Management, Inc.
     Secretary, Zurich Kemper Value Advisors, Inc.

MURRIHY, MAURA J.
     Executive Vice President, Zurich Kemper Investments, Inc.

REYNOLDS, STEVEN H.
     Executive Vice President, Chief Investment Officer - Equities, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Growth Fund
     Vice President, Kemper Small Capitalization Equity Fund
     Vice President, Kemper International Fund
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Target Equity Fund
     Vice President, Kemper Horizon Fund
     Vice President, Kemper Investors Fund
     Vice President, The Growth Fund of Spain, Inc.
     Vice President, Kemper Europe Fund

ROBERTS, SCOTT A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management Inc.

SILIGMUELLER, DALE S.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Service Company

WEISS, ROBERT D.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management, Inc.

BUKOWSKI, DANIEL J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Investors Fund

BUTLER, DAVID H.
     Senior Vice President, Zurich Kemper Investments, Inc.

CERVONE, DAVID M.
     Senior Vice President, Zurich Kemper Investments, Inc.

CESSINE, ROBERT S.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Income and Capital Preservation Fund
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Investors Fund

CHESTER, TRACY McCORMICK
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Target Equity Fund

CHIEN, CHRISTINE
     Senior Vice President, Zurich Kemper Investments, Inc.

CIARLELLI, ROBERT W.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Zurich Kemper Service Company

COLLORA, PHILIP J.
     Senior Vice President and Assistant Secretary, Zurich Kemper
     Investments, Inc.
     Vice President and Secretary, Kemper Funds

     Assistant Secretary, Kemper International Management, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Zurich Kemper Value Advisors, Inc.
     Assistant Secretary, ZKI Agency, Inc.

DUFFY, JEROME L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Treasurer, Kemper Funds

FENGER, JAMES E.
     Senior Vice President, Zurich Kemper Investments, Inc.

FINK, THOMAS M.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

GALLAGHER, MICHAEL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

GOERS, RICHARD A.
     Senior Vice President, Zurich Kemper Investments, Inc.

GREENWALD, MARSHALL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

HARRINGTON, MICHAEL E.
     Senior Vice President, Zurich Kemper Investments, Inc.

KEITH, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.

KLEIN, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.
     Director, Managing Director, Zurich Investment Management, Inc.

KLEIN, MARTIN
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

KOCHER, GARY
     Senior Vice President, Zurich Kemper Investments, Inc.

KORTH, FRANK D.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Series

     Vice President, Investors Fund Series
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

MOELLER, JAMES V.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

MOORE, C. PERRY
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

MIER, CHRISTOPHER J.
     Senior Vice President, Zurich Kemper Investments, Inc. Vice President, Kemper National Tax-Free Income Series Vice President, Kemper Municipal Income Trust
     Vice President, Kemper State Tax-Free Income Series Vice President, Kemper Strategic Municipal Income Trust

RABIEGA, CRAIG F.
     Senior Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

RACHWALSKI, JR. FRANK J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Investors Cash Trust
     Vice President, Kemper Investors Fund
     Vice President, Zurich Money Funds
     Vice President, Kemper Portfolios
     Vice President, Tax-Exempt California Money Market Fund
     Vice President, Tax-Exempt New York Money Market Fund

RESIS, JR., HARRY E.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

SILVIA, JOHN E.
     Senior Vice President, Zurich Kemper Investments, Inc.

SMITH, JR., EDWARD BYRON
     Senior Vice President, Zurich Kemper Investments, Inc.

SWANSON, DAVID
     Senior Vice President, Zurich Kemper Investments, Inc.

VANDENBERG, RICHARD
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper U.S. Government Securities Fund
     Vice President, Kemper Portfolios
     Vice President, Kemper Adjustable Rate U.S. Government Fund

VINCENT, CHRISTOPHER T.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

WONNACOTT, LARRY R.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

BAZAN, KENNETH M.
     First Vice President, Zurich Kemper Investments, Inc.
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.

BOEHM, JONATHAN J.
     First Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

BURROW, DALE R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

BYRNES, ELIZABETH A.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Adjustable Rate U.S. Government Fund
     Vice President, Kemper Intermediate Government Trust

CHRISTIANSEN, HERBERT A.
     First Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

COHEN, JERRI I.
     First Vice President, Zurich Kemper Investments, Inc.

DeMAIO, CHRIS C.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President and Chief Accounting Officer, Zurich Kemper Service
     Company

DEXTER, STEPHEN P.
     First Vice President, Zurich Kemper Investments, Inc.

DOYLE, DANIEL J.
     First Vice President, Zurich Kemper Investments, Inc.

HALE, DAVID D.
     First Vice President, Zurich Kemper Investments, Inc.

HAUSKEN, PHILIP D.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

HORTON, ROBERT J.
     First Vice President, Zurich Kemper Investments, Inc.

INNES, BRUCE D.
     First Vice President, Zurich Kemper Investments, Inc.
     Co-President, International Association of Corporate and
     Professional Recruiters

JACOBS, PETER M.
     First Vice President, Zurich Kemper Investments, Inc.

KEELEY, MICHELLE M.
     First Vice President, Zurich Kemper Investments, Inc.

KIEL, CAROL L.
     First Vice President, Zurich Kemper Investments, Inc.

KNAPP, WILLIAM M.
     First Vice President, Zurich Kemper Investments, Inc.

LASKA, ROBERTA E.
     First Vice President, Zurich Kemper Investments, Inc.

LAUGHLIN, ANN M.
     First Vice President, Zurich Kemper Investments, Inc.

LENTZ, MAUREEN P.
     First Vice President, Zurich Kemper Investments, Inc.

McCRINDLE-PETRARCA, SUSAN
     First Vice President, Zurich Kemper Investments, Inc.

MCGOVERN, KAREN
     First Vice President, Zurich Kemper Investments, Inc.

MICHAEL, DIANNE
     First Vice President, Zurich Kemper Investments, Inc.

MINER, EDWARD
     First Vice President, Zurich Kemper Investments, Inc.

MURRAY, SCOTT S.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

NORRIS, JOHNSTON A.
     First Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ROBERTA L.
     First Vice President, Zurich Kemper Investments, Inc.

PONTECORE, SUSAN E.
     First Vice President, Zurich Kemper Investments, Inc.

RADIS, STEVE A.
     First Vice President, Zurich Kemper Investments, Inc.

RATEKIN, DIANE E.
     First Vice President, Assistant General Counsel and Assistant Secretary, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.

SMITH, ROBERT G.
     First Vice President, Zurich Kemper Investments, Inc.

STUEBE, JOHN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund

TEPPER, SHARYN A.
     First Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

TRUTTER, JONATHAN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
     First Vice President, Zurich Kemper Investments, Inc.

WILLSON, STEPHEN R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

WITTNEBEL, MARK E.
     First Vice President, Zurich Kemper Investments, Inc.

ADAMS, DONALD
     Vice President, Zurich Kemper Investments, Inc.

ALLEN, PATRICIA L.
     Vice President, Zurich Kemper Investments, Inc.

ANTONAK, GEORGE A.
     Vice President, Zurich Kemper Investments, Inc.

BALASUBRAMANIAM, KALAMADI
     Vice President, Zurich Kemper Investments, Inc.

BARRY, JOANN M.
     Vice President, Zurich Kemper Investments, Inc.

BARSANTI, WILLIAM
     Vice President, Zurich Kemper Investments, Inc.

BIEBERLY, CHRISTINE A.
     Vice President, Zurich Kemper Investments, Inc.

BODEM, RICHARD A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

BRENNAN, ELEANOR R.
     Vice President, Zurich Kemper Investments, Inc.

BUCHANAN, PAMELA S.
     Vice President, Zurich Kemper Investments, Inc.

BURKE, MARY PAT
     Vice President, Zurich Kemper Investments, Inc.

BURSHTAN, DAVID H.
     Vice President, Zurich Kemper Investments, Inc.

CARNEY, ANNE T.
     Vice President, Zurich Kemper Investments, Inc.

CACCIOLA, RONALD
     Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

CARTER, PAUL J.
     Vice President and Compliance Manager, Zurich Kemper Investments, Inc.

CECOLA, MARY
     Vice President, Zurich Kemper Investments, Inc.

CRAWSHAW, SUSAN
     Vice President, Zurich Kemper Investments, Inc.

ESOLA, CHARLES J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

FRIHART, THORA A.
     Vice President, Zurich Kemper Investments, Inc.

GERACI, AUGUST L.
     Vice President, Zurich Kemper Investments, Inc.

GOLAN, JAMES S.
     Vice President, Zurich Kemper Investments, Inc.

GRAY, PATRICK
     Vice President, Zurich Kemper Investments, Inc.

GROOTENDORST, TONYA
     Vice President, Zurich Kemper Investments, Inc.

HAMMAN, JR., JAMES S.
     Vice President, Zurich Kemper Investments, Inc.

HECHT, MARC L.
     Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.
     Assistant Secretary, ZKI Holding Corporation
     Assistant Secretary, ZKI Agency, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Zurich Kemper Value Advisors, Inc.

HUOT, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

JASINSKI, R. ANTHONY
     Vice President, Zurich Kemper Investments, Inc.

KARWOWSKI, KENNETH F.
     Vice President, Zurich Kemper Investments, Inc.

KENNEDY, PATRICK J.
     Vice President, Zurich Kemper Investments, Inc.

KOCH, DEBORAH L.
     Vice President, Zurich Kemper Investments, Inc.

KOURY, KATHRYN E.
     Vice President, Zurich Kemper Investments, Inc.

KOWALCZYK, MARK A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

KRANZ, KATHY J.
     Vice President, Zurich Kemper Investments, Inc.

KRUEGER, PAMELA D.
     Vice President, Zurich Kemper Investments, Inc.

KYCE, JOYCE
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

LAUTZ, STEPHEN
     Vice President, Zurich Kemper Investments, Inc.

LeFEBVRE, THOMAS J.
     Vice President, Zurich Kemper Investments, Inc.

MARKLEY, DAVID
     Vice President, Zurich Kemper Investments, Inc.

MATZA, LINDA
     Vice President, Zurich Kemper Investments, Inc.

McGINN, MARTHA R.
     Vice President, Zurich Kemper Investments, Inc.

MILLER, GARY L.
     Vice President, Zurich Kemper Investments, Inc.

MILLIGAN, BRIAN J.
     Vice President, Zurich Kemper Investments, Inc.

MULLEN, TERRENCE
     Vice President, Zurich Kemper Investments, Inc.

MURPHY, THOMAS M.
     Vice President, Zurich Kemper Investments, Inc.

NEVILLE, BRIAN P.
     Vice President, Zurich Kemper Investments, Inc.

NORMAN, JR., DONALD L.
     Vice President, Zurich Kemper Investments, Inc.

NOWAK, GREGORY J.
     Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ALBERT R.
     Vice President, Zurich Kemper Investments, Inc.

PAXTON, THOMAS
     Vice President, Zurich Kemper Investments, Inc.

QUADRINI, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

RANDALL, JR., WALTER R.
     Vice President, Zurich Kemper Investments, Inc.

ROBINSON, DEBRA A.
     Vice President, Zurich Kemper Investments, Inc.

RODGERS, JOHN B.
     Vice President, Zurich Kemper Investments, Inc.

ROKOSZ, PAUL A.
     Vice President, Zurich Kemper Investments, Inc.

ROSE, KATIE M.
     Vice President, Zurich Kemper Investments, Inc.

RUDIN, MICHELLE I.
     Vice President, Zurich Kemper Investments, Inc.

SAENGER, MARYELLEN
     Vice President, Zurich Kemper Investments, Inc.

SOPHER, EDWARD O.
     Vice President, Zurich Kemper Investments, Inc.

SPILLER, KATHLEEN A.
     Vice President, Zurich Kemper Investments, Inc.

SPURLING, CHRIS
     Vice President, Zurich Kemper Investments, Inc.

STROMM, LAWRENCE D.
     Vice President, Zurich Kemper Investments, Inc.

THOMAS, JILL
     Vice President, Zurich Kemper Investments, Inc.

TRUNSKY, JUDITH C.
     Vice President, Zurich Kemper Investments, Inc.

VANDEMERKT, RICHARD J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

WALKER, ANGELA
     Vice President, Zurich Kemper Investments, Inc.

WATKINS, JAMES K.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

WERTH, ELIZABETH C.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Kemper Open-End Funds

WILNER, MITCHELL
     Vice President, Zurich Kemper Investments, Inc.

WIZER, BARBARA K.
     Vice President, Zurich Kemper Investments, Inc.

ZURAWSKI, CATHERINE N.
     Vice President, Zurich Kemper Investments, Inc.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Zurich Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds, Investors Fund Series and Kemper International Bond Fund.

     (b) Information on the officers and directors of Zurich Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.


                                                                POSITIONS AND
                               POSITIONS AND OFFICES            OFFICES WITH
        NAME                      WITH UNDERWRITER               REGISTRANT
        ----                   ---------------------            -------------
James L. Greenawalt      Director, President                        None
William E. Chapman, II   Director, Executive Vice President         None
John E. Neal             Director                              Vice President
Stephen B. Timbers       Director                             President/Trustee
Patrick H. Dudasik       Financial Principal, Treasurer
                         and Chief Financial Officer                None
Michael E. Harrington    Executive Vice President                   None
Philip D. Hausken        Vice President                             None
Elizabeth C. Werth       Vice President                     Assistant Secretary
Charles R. Manzoni, Jr.  Secretary                             Vice President
Marc L. Hecht            Assistant Secretary                        None
Diane E. Ratekin         Assistant Secretary                        None

      (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

  Accounts, books and other documents are maintained at the offices of the Reg-istrant, the offices of Registrant's investment adviser, Zurich Kemper Invest-ments, Inc. and the Registrant's principal underwriter, Zurich Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Zurich Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

ITEM 31. MANAGEMENT SERVICES

  Not applicable.

ITEM 32. UNDERTAKINGS

  Not applicable.

                              S I G N A T U R E S
                              -------------------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 14th day of November, 1997.


                                         ZURICH MONEY FUNDS


                                         By /s/ Stephen B. Timbers
                                            -----------------------------
                                             Stephen B. Timbers, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on November 14, 1997 on behalf of the following persons in the capacities indicated.

                Signature                               Title
                ---------                               -----

          /s/ Stephen B. Timbers                        President
--------------------------------------                  (Principal
              Stephen B. Timbers                        Executive Officer)
                                                        and Trustee

          /s/ David W. Belin*                           Trustee
--------------------------------------
          /s/ Lewis A. Burnham*                         Trustee
--------------------------------------
          /s/ Donald L. Dunaway*                        Trustee
--------------------------------------
          /s/ Robert B. Hoffman*                        Trustee
--------------------------------------
          /s/ Donald R. Jones*                          Trustee
--------------------------------------
          /s/ Shirley D. Peterson*                      Trustee
--------------------------------------
          /s/ William P. Sommers*                       Trustee
--------------------------------------

          /s/ Jerome L. Duffy
--------------------------------------                  Treasurer
              Jerome L. Duffy                           (Principal
                                                        Financial and
                                                        Accounting Officer)





*Philip J. Collora signs this document pursuant to powers of attorney filed with the Registration Statement on Form N-1A of Registrant on November 16, 1995.

                                               /s/ Philip J. Collora
                                           -----------------------------
                                               Philip J. Collora

                               INDEX TO EXHIBITS


 REFERENCE
 ---------
 99.B1(a)  Amended and Restated Agreement and Declaration of Trust.(1)
 99.B1(b)  Written Instrument Amending the Agreement and Declaration of
           Trust.(1)
 99.B1(c)  Written Instrument Amending the Agreement and Declaration of
           Trust.(1)
 99.B1(d)  Written Instrument Amending the Agreement and Declaration of
           Trust.(1)
 99.B1(e)  Written Instrument Amending the Agreement and Declaration of
           Trust.
 99.B2     By-Laws.(1)
 99.B3     Inapplicable.
 99.B4(a)  Text of Share Certificate.(1)
 99.B4(b)  Written Instrument Changing Name of Series of The Trust.(3)
 99.B4(c)  Written Instrument Changing Name of Series of the Trust.
 99.B5     Investment Management Agreement.(3)
 99.B6(a)  Underwriting Agreement.(3)
 99.B6(b)  Selling Group Agreement.(1)
 99.B7     Inapplicable.
 99.B8(a)  Custody Agreement.(1)
 99.B9(a)  Agency Agreement.(1)
 99.B9(b)  Supplement to Agency Agreement.(3)
 99.B10    Inapplicable.
 99.B11    Report and Consent of Independent Auditors.
 99.B12    Inapplicable.
 99.B13    Inapplicable.
 99.B14(a) Kemper Retirement Plan Prototype.(1)
 99.B14(b) Model Individual Retirement Account.(1)
 99.B15    Inapplicable.
 99.B16    Performance Calculations.(2)
 99.B18    Inapplicable.
 99.B24    Powers of Attorney.(1)
 27.1      Financial Data Schedule for Money Market Fund
 27.2      Financial Data Schedule for Government Money Fund
 27.3      Financial Data Schedule for Tax-Free Money Fund
 99.485(b) Representation of Counsel (Rule 485 (b)).

--------
(1) Incorporated herein by reference to Amendment No. 41 on Form N-1A filed on November 16, 1995.

(2) Incorporated herein by reference to Amendment No. 40 on Form N-1A filed on or about October 31, 1994.

(3) Incorporated herein by reference to Amendment No. 42 on Form N-1A filed on or about November 6, 1996.